      As filed with the Securities and Exchange Commission on April 29, 2005
                                                              File No. 033-28551
                                                                       811-04613

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.   27                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   34                                                  [X]
                       ----

                        FORTIS BENEFITS INSURANCE COMPANY
                               Variable Account C
                           (Exact Name of Registrant)

                        FORTIS BENEFITS INSURANCE COMPANY
                               (Name of Depositor)

                              500 Bielenberg Drive
                            Woodbury, Minnesota 55125
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

      ___   immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_   on May 2, 2005, pursuant to paragraph (b) of Rule 485
      ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___   on _______ , pursuant to paragraph (a)(1) of Rule 485
      ___   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

FORTIS WALL STREET SERIES VUL220
FLEXIBLE PREMIUM INDIVIDUAL VARIABLE LIFE INSURANCE POLICIES
VARIABLE ACCOUNT C
FORTIS BENEFITS INSURANCE COMPANY
MAILING ADDRESS:                                       STREET ADDRESS:
P.O. BOX 64284                                         576 BIELENBERG DRIVE
ST. PAUL, MN 55164                                     WOODBURY, MN 55125
TELEPHONE: 1-800-800-2000 EXT. 13028


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Fortis Wall Street Series VUL220 variable life insurance. Please read it carefully before you purchase your variable life insurance policy.


Fortis Wall Street Series VUL220 is a flexible premium variable life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 2, 2005

2                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     3
----------------------------------------------------------------------
FEE TABLES                                                        4
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Fortis Benefits Insurance Company                               7
----------------------------------------------------------------------
  Variable Account C                                              7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
  The General Account                                             8
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
PREMIUMS                                                         16
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 18
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              19
----------------------------------------------------------------------
LOANS                                                            20
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          20
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       21
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                25
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        26
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              27
----------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                              3
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of two death benefit options:

 -  Level Option ("Option A"): The death benefit equals the current Face Amount.

 - Return of Policy Value Option ("Option B"): The death benefit is the current Face Amount plus the Policy Value of your policy.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

GUARANTEED DEATH BENEFIT -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Guaranteed Death Benefit your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Guaranteed Death Benefit feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.


INVESTMENT OPTIONS -- You may invest in a variety of investment options and a General Account. You may transfer money among your investment choices, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premiums any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS AND SURRENDERS -- You may take money out of your policy once per year after the first policy year, subject to certain minimums. You may also surrender your policy in full. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period because surrenders may be subject to a surrender charge. The surrender charge is proportionally higher during the early years of the policy, and may more than offset any increase in Policy Value.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per year after the first policy year. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.


TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the General Account.


LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Policy Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Taxes."

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Sales Charge (1)        Through monthly and       Maximum Charge:
                        daily deductions from     7.5% of each premium payment.
                        policy value.
Premium Tax Charge      Through monthly and       Maximum Charge:
(1)                     daily deductions from     2.5% of each premium payment
                        policy value.             Current Charge:
                                                  2.2% of each premium payment
Surrender Charge        When your policy lapses   Maximum Charge:
                        or is surrendered         $40.00 per $1,000 of Face Amount
                        during the first 11       surrendered.
                        policy years, or during
                        the first 11 years
                        after any requested
                        increase in Face
                        Amount.
Transaction Fee         When you make a           Maximum Charge:
                        withdrawal or a           Lesser of $25 or 2% of the
                        transfer between          amount withdrawn or transferred.
                        investment options.       Current Charge:
                                                  $0 per transaction.
Loan Interest Rate      Annually in advance if    6.97% annually
(2)                     you have taken a loan
                        on your policy.

(1) Currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.27% of your Policy Value invested in the Sub-Accounts. We reserve the right to take up to 2.5% for Premium tax directly from the premium paid. If taken from the premium, the amount taken through monthly and daily deductions will be reduced by a corresponding amount. The sales charge and the premium tax charge both combined will never exceed those maximum charges shown in the table above.

(2) Loan Accounts are credited with interest at an annual rate of 5.0%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Cost of Insurance       Monthly.                  Minimum Charge:
Charges (1)                                       $0.47 per $1,000 of amount of
                                                  risk for a female, issue age 4,
                                                  during policy year 8.
                                                  Maximum Charge:
                                                  $378.76 per $1,000 of amount of
                                                  risk for a male smoker, attained
                                                  age 94.
                                                  Charge for representative
                                                  insured:
                                                  $1.59 per $1,000 of amount of
                                                  risk for a male non-smoker,
                                                  issue age 35.
Monthly                 Monthly.                  Maximum Charge:
Administrative Charge                             $7.50 plus $0.13 per $1,000 of
                                                  Face Amount
                                                  Current Charge:
                                                  $4.50 per month
Guaranteed Death        Monthly.                  $0.01 per $1,000 of Face Amount
Benefit Charge
Mortality and Expense   Daily.                    0.90% annually of Policy Value
Risk Charge                                       invested in the Sub-Accounts.
Policy Value Advances   Monthly.                  $4.00 per month plus a daily
Recovery Charge                                   deduction at an annual rate of
                                                  0.27% of Policy Value invested
                                                  in the Sub-Accounts.
Waiver of Selected      Monthly.                  Minimum Charge:
Amount Rider (2)                                  $2.33 per $100 of selected
                                                  amount for an insured
                                                  age 18-37.
                                                  Maximum Charge:
                                                  $24.10 per $100 of selected
                                                  amount for an insured age 59.
                                                  Charge for representative
                                                  insured:
                                                  $2.33 per $100 of selected
                                                  amount for an insured age 35.

FORTIS BENEFITS INSURANCE COMPANY                                              5
--------------------------------------------------------------------------------


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Waiver of Monthly       Monthly.                  Minimum Charge:
Deduction Rider (3)                               $0.07 per $1,000 of amount at
                                                  risk for a non-smoker, age 15.
                                                  Maximum Charge:
                                                  $6.32 per $1,000 of amount at
                                                  risk for a smoker, age 59.
                                                  Charge for representative
                                                  insured:
                                                  $0.13 per $1,000 of amount at
                                                  risk for a non-smoker, age 35.
Additional Insured      Monthly.                  Minimum Charge:
Rider (4)                                         $0.39 per $1,000 of benefit for
                                                  a female, issue age 0, during
                                                  the first policy year.
                                                  Maximum Charge:
                                                  $326.09 per $1,000 of benefit
                                                  for a male smoker, attained
                                                  age 94.
                                                  Charge for representative
                                                  insured:
                                                  $1.02 per $1,000 of benefit for
                                                  a female, issue age 35,
                                                  preferred non-smoker during the
                                                  first policy year.
Primary Insured Rider   Monthly.                  Minimum Charge:
(4)                                               $0.22 per $1,000 of benefit for
                                                  a female, issue age 0, during
                                                  the first policy year.
                                                  Maximum Charge:
                                                  $326.09 per $1,000 of benefit
                                                  for a male smoker, attained
                                                  age 94.
                                                  Charge for representative
                                                  insured:
                                                  $0.90 per $1,000 of benefit for
                                                  a male, issue age 35, preferred
                                                  non-smoker, during the first
                                                  policy year.
Child Insurance Rider   Monthly.                  Maximum and Current Charge:
                                                  $6.50 per $1,000 of benefit
Accelerated Benefit     At the time of receipt    Maximum Charge:
Rider                   of a benefit. Charge is   10% interest discount plus $300
                        an interest discount of   Current Charge:
                        the accelerated benefit   5.27% interest discount plus $50
                        plus an administrative
                        charge.


(1) The cost of insurance charge varies based on individual characteristics of amount at risk, gender, age, policy year, and underwriting class. At any time the "amount at risk" is the death benefit reduced by a factor less the Policy Value. For substandard risks such as aviation, the charge includes a flat dollar amount per $1,000 of Face Amount. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 13028.



(2) This charge varies based on individual characteristics of the selected amount to be waived, and the age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 13028.



(3) This charge varies based on individual characteristics of the amount at risk, underwriting class, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 13028.



(4) This charge varies based on individual characteristics of the amount of death benefit of the rider, underwriting class, policy year, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 13028.

6                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------


The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                       0.43%      1.05%
---------------------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                              7
--------------------------------------------------------------------------------

ABOUT US

FORTIS BENEFITS INSURANCE COMPANY


Fortis Benefits Insurance Company ("Fortis") is the issuer of the contracts. Fortis is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.



Fortis is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Fortis Benefits Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.


All of the guarantees and commitments under the contracts are general obligations of Fortis. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.


On April 1, 2001, Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


VARIABLE ACCOUNT C


The Sub-Accounts are subdivisions of our separate account, called Variable Account C. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. Our other assets are utilized to pay your insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any of our other liabilities.


THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are described in the prospectuses for the Funds, which are attached to this Prospectus, and the Funds' Statements of Additional Information. YOU MAY ORDER A FUND'S STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE BY CALLING US AT 1-800-800-2000 EXTENSION 13028. You should read the following investment objectives and the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. The Funds may not be available in all states.



You may also allocate some or all of your premium payments to the "General Account," which pays a declared interest rate. See "The General Account."



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.


HARTFORD BLUE CHIP STOCK HLS FUND -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.


HARTFORD CAPITAL APPRECIATION HLS FUND (Closed to new and subsequent Premium Payments and transfers of Policy Value) -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.


HARTFORD CAPITAL OPPORTUNITIES HLS FUND -- Seeks capital appreciation. Sub-advised by Holland Capital Management, L.P.


HARTFORD DISCIPLINED EQUITY HLS FUND -- (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management Company, LLP.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.


HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.


HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.


HARTFORD INTERNATIONAL STOCK HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management LLC.

HARTFORD LARGECAP GROWTH HLS FUND -- Seeks long-term growth of capital. Sub-advised by Holland Capital Management L.P.


HARTFORD MIDCAP STOCK HLS FUND -- Seeks total investment returns, including capital appreciation and income, that

8                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by Northern Capital Management, LLC.


HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.


HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.


HARTFORD SMALLCAP VALUE HLS FUND -- Seeks short-term capital appreciation. Sub-advised by Janus Capital Management LLC.


HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management Company, LLP.



HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.


HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.


HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.



INVESTMENT ADVISERS -- Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc.


Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S. Government Securities HLS Fund, Hartford International Stock HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Value HLS Fund and Hartford SmallCap Growth HLS Fund are series of the Hartford HLS Series Fund II, Inc., HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to the Hartford HLS Funds.

Hartford Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund and Hartford Stock HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").


Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Total Return Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("Hartford Investment Management").


Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management LLC.

Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price
Associates, Inc.

Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund are sub-advised by Holland Capital Management, L.P.


Hartford MidCap Stock HLS Fund is sub-advised by Northern Capital Management,
LLC.


Hartford SmallCap Value HLS Fund is sub-advised by Janus Capital Management LLC which has contracted with Perkins, Wolf, McDonnell and Company, LLC to provide day-to-day investment management for the Fund.

The shares of certain Hartford HLS Funds have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.


VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

FORTIS BENEFITS INSURANCE COMPANY                                              9
--------------------------------------------------------------------------------


THE GENERAL ACCOUNT



You may allocate amounts to the General Account. The General Account is not a part of the Separate Account, but is a part of our general assets. As such, the General Account (and this description of the General Account) is not subject to the same securities laws as the Separate Account.



The General Account credits at least 5% per year. We are not obligated to, but may, credit more than 5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the General Account may credit no more than 5%.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM


Before your premium is allocated to the Sub-Accounts and/or the General Account, we may deduct a percentage from your premium for a sales charge and a premium tax charge. The amount allocated after the deductions is called your Net Premium.


SALES CHARGE AND PREMIUM TAX CHARGE -- Currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.27% of your Policy Value invested in the Sub-Accounts. However, we reserve the right to deduct both charges directly from premium at the maximum rate. The maximum sales charge is 7.5% of premium. The maximum premium tax charge is 2.5% of premium.

We will continue to assess the monthly and daily deductions until an amount equal to 7.5% of premium has been recovered for the sale charge, and an amount equal to 2.2% of premium has been recovered for the premium tax charge. If we raise the premium tax charge to the maximum, the monthly and daily deductions would continue until an amount equal to 2.5% of premium has been recovered for the premium tax charge. Any sales charge or premium tax charge not recovered at the time of a surrender may be deducted as part of the surrender charge discussed below.

We will temporarily stop these monthly and daily deductions if we are making a similar deduction to recover Policy Value advances made to you. Once we have recovered the Policy Value advances, we will resume the monthly and daily deductions until the premium tax charge and sales charge are fully recovered.

DEDUCTIONS FROM POLICY VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Policy Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the portion of sales charge and premium tax charge deducted monthly;

- the charge for the cost of insurance;

- the monthly administrative charge;

- the guaranteed death benefit charge;

- any charges for additional benefits provided by rider.


Each Monthly Deduction Amount will be deducted pro rata from the General Account and each of the Sub-Accounts, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.


SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a monthly deduction from your Policy Value. See "Deductions from Premium."

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

(i)  the monthly cost of insurance rate per $1,000, multiplied by

(ii) the amount at risk, divided by

(iii) $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit divided by 1.0040741, less the Policy Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates are based on the age, sex, and rate class of the insured. Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates. The multiple will be based on the insured's substandard rating. The charge for the cost of insurance for substandard risks may also include a flat amount applicable to certain special mortality risks such as aviation. The charge is a flat dollar amount per $1,000 of Face Amount.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Policy Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Policy Value to compensate us for administrative costs of the policy. The current charge is $4.50

10                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------
per month. The maximum charge is $7.50 per month plus $0.13 per $1,000 of Face Amount.

GUARANTEED DEATH BENEFIT CHARGE -- For the guaranteed death benefit, we charge $0.01 per $1,000 of Face Amount.

RIDER CHARGES -- If your policy includes riders, a charge applicable to the riders is made from the Policy Value each month. The charge applicable to these riders is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

DAILY DEDUCTION AMOUNTS -- Each day we will deduct an amount from your Policy Value to pay for some of the benefits provided by your policy. These deductions are:

- the portion of sales charge and premium tax charge deducted daily;

- the mortality and expense risk charge.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a daily deduction from your Policy Value. See "Deductions from Premium."

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a daily charge for mortality and expense risk charge at an annual rate of 0.90% of your Policy Value invested in the Sub-Accounts.
The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Fortis may keep any difference between cost it incurs and the charges it collects.

SURRENDER CHARGE -- If your policy is surrendered or lapses during the first 11 policy years, or during the first 11 years after any requested increase in Face Amount, we assess a surrender charge.

The surrender charge is the sum of:

(1) Any portion of the premium tax and sales expense charges that have not yet been collected through periodic deductions;

(2) The other contingent deferred sales charges described below; and

(3) The charge for other policy (or increase) issuance expenses described below.

The entire surrender charge is subject to an overall upper limit shown in the table below. The table also shows the amount by which the limit is increased by a Face Amount increase which you request. The amount of the surrender charge limit depends on the Face Amount and the age of the insured person as follows:

                                   OVERALL LIMIT ON SURRENDER
INSURED PERSON'S AGE AT TIME OF  CHARGE PER THOUSAND DOLLARS OF
POLICY ISSUANCE OR FACE AMOUNT     FACE AMOUNT OR FACE AMOUNT
           INCREASE                         INCREASE
-------------------------------  ------------------------------
            0-30                            $9.00
           31-40                            $10.00
           41-45                            $12.00
           46-50                            $14.00
           51-55                            $16.00
           56-60                            $21.00
           61-65                            $28.00
        66 and above                        $40.00

Any amount of surrender charge decreases automatically by a constant amount each year beginning in the sixth year of its 11 year period referred to above until, in the twelfth year, it is zero.

For example, if the insured is age 52 at the time a policy with $100,000 of Face Amount is issued, the surrender charge would initially be $1,600, which is the result of $16.00 per $1,000 of the Face Amount. The surrender charge during the first 12 policy years would be as follows, assuming you do not increase your Face Amount:

       POLICY YEAR         MAXIMUM SURRENDER CHARGE
       -----------         -------------------------
            1                       $1,600
            2                       $1,600
            3                       $1,600
            4                       $1,600
            5                       $1,600
            6                       $1,371
            7                       $1,143
            8                        $914
            9                        $686
           10                        $457
           11                        $229
           12                         $0

CONTINGENT DEFERRED SALES CHARGE -- If your policy is surrendered or lapsed, we will impose a contingent deferred sales charge of 12% of the premiums that you paid in the first 2 policy years that do not exceed the sum of 12 recommended monthly minimum premiums. The contingent deferred sales charge is part of the surrender charge. If we increase the Face Amount of your policy upon your request, an additional contingent deferred sales charge will be applicable at the time of surrender. If we decrease the Face Amount of your policy upon your request, the contingent deferred sales charge may be less at the time of surrender. The contingent deferred sales charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

If your policy is surrendered or lapsed following an increase in the Face Amount of your policy upon your request, you will pay an additional contingent deferred sales charge. The maximum additional contingent deferred sales charge will be 12% of the

FORTIS BENEFITS INSURANCE COMPANY                                             11
--------------------------------------------------------------------------------
lesser of (1) the sum of 12 recommended monthly minimum premiums for the Face Amount increase or (2) the amount of actual premiums payments for the Face Amount increase for 2 years following the increase. The additional contingent deferred sales charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

OTHER POLICY ISSUANCE EXPENSES CHARGE -- We will charge you $5.00 per thousand dollars of your policy's initial face value if your policy is surrendered or lapsed before your twelfth policy year. The charge for other policy expenses is part of the surrender charge. If we increase the Face Amount of your policy upon your request, we will charge you an additional $5.00 per thousand dollars of the policy increase. This charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

POLICY VALUE ADVANCES RECOVERY CHARGE -- Starting at the end of your seventh policy year, you will receive credits to your account called policy value advances if your cumulative paid premiums meet specified requirements. While we currently do not do so, we reserve the right to recover the policy value advances that we paid into your account. If we chose to recover these advances, we would deduct $4.00 per month plus a daily deduction at an annual rate of .27% of your policy' net assets in the Separate Account. We would continue to make these deductions until we recovered the total policy value advances paid to your account.


TRANSACTION FEE -- We may charge a transaction fee of up to $25 for each withdrawal, although we have no current plans to do so. We may charge a transaction fee of $25 for each transfer between the Sub-Accounts and the General Account, although we have no current plans to do so.


CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

(a) the current Policy Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, monthly deduction amounts and any loans since your last statement;

(c) the amount of any Indebtedness;

(d) any notifications required by the provisions of your policy; and

(e) any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS


ALLOCATIONS TO SUB-ACCOUNTS AND THE GENERAL ACCOUNT -- You may allocate amounts to a maximum of twenty (20) different Sub-Accounts and the General Account over the life of the policy. We may at any time limit the number of Sub-Accounts and the General Account that you may use.


TRANSFERS OF POLICY VALUE -- You may transfer your Policy Value from one investment option to another. We reserve the right to restrict transfers, to limit the number and amount of transfers, or to impose charges upon transfers. If we limit the number of transfers, the limit will never be less than four transfers per policy year.


You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.



Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to the Hartford Money

12                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

Market HLS Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distribution among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.



SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



Hartford attempts to curb frequent transfers in the following ways:



x  20 Transfer Rule;



x  Abusive Trading Policy and



x  Third Party Transfer Service Agreements.



THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



We actively monitor Policy Owner's compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



Each Policy Anniversary, you are allowed 20 new Sub-Account transfers by any means.

FORTIS BENEFITS INSURANCE COMPANY                                             13
--------------------------------------------------------------------------------


We may make changes to this policy at any time.



ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.



Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:



- The dollar amount of the transfer;



- The total assets of the Funds involved in the transfer;



- The number of transfers completed in the current calendar quarter; or



- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:



- The dollar amount of the transfer;



- The total assets of the Funds involved in the transfer;



- The number of transfers completed in the current calendar quarter; or



- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Policy Owners with aggregate Policy Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. Hartford is not currently requiring Policy Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?



NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.



SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade Rule and the Abusive Trading Policy do not apply to all Variable Annuity Contract Owners and Policy Owners and do not apply in all circumstances, which we describe here:



- The 20 Trade Rule and the Abusive Trading Policy do not apply to a number of Contract Owners who were part of a group that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit their Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.



Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.

14                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevents, which we describe here:



- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.



Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position to cover frequent transfers, then it may have to sell securities in order to meet its redemptions that would have liked to keep. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your policy.



Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower the Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?



We print the prospectus for the Policies together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.



TRANSFERS FROM/TO THE GENERAL ACCOUNT -- You may only make one transfer out of the General Account each year, and the transfer may not be for more than 50% of the General Account value, excluding loans. However, if the value of the General Account is less than $1,000, the entire amount may be transferred from the General Account to the Separate Account.


DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

QUALIFICATION OF LIFE INSURANCE -- We may increase the death benefit, limit a Face Amount increase, return premium payments or send you a withdrawal to make sure the policy qualifies as life insurance.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

FORTIS BENEFITS INSURANCE COMPANY                                             15
--------------------------------------------------------------------------------

OTHER BENEFITS

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- DISABILITY RIDERS -- There are two disability benefit riders available. You can choose either a Waiver of Selected Amount rider which provides for a monthly payment to the Policy Value during disability, or a Waiver of Monthly Deductions rider which waives the monthly deduction during disability. You can choose only one of these two riders.

- WAIVER OF SELECTED AMOUNT RIDER -- We will pay a monthly premium in an amount you select, so long as the insured person is totally disabled (as defined in the rider). The minimum amount you can select is $25. The maximum amount is described in the rider, but is at least equal to the recommended monthly minimum premium for your policy (capped at the monthly recommended minimum premium for a $2 million dollar policy). See the rider for further details.

- WAIVER OF MONTHLY DEDUCTIONS RIDER -- We will waive all monthly charges under your policy and riders that we otherwise would deduct from your Policy Value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the Face Amount of your policy's coverage. Loan interest will not be paid for you under this rider, and the policy could, under certain circumstances, lapse for nonpayment of loan interest.

- ADDITIONAL INSURED RIDER -- We will provide term life insurance on the life of the insured person or on the life of one or more of the immediate family members of the insured person. When this rider covers a life other than the insured it is convertible to a variable universal life policy available for conversions, under our published rules at the time of conversion. If this rider covers the insured, it may be exchanged for a Face Amount increase in the same amount under the policy.
- PRIMARY INSURED RIDER -- We will provide term life insurance on the life of the insured person. This rider is available only when the policy is first issued. This rider is not convertible to another policy. However, you may exchange the coverage under the rider for a face amount increase in the same amount under the policy.

- CHILD INSURANCE RIDER -- We will provide term life insurance coverage on the eligible children of the insured person under the policy. This rider is convertible to individual life policies (except for term coverage) available for conversions, under our published rules at the time of conversion.

- ACCELERATED BENEFIT RIDER -- This rider provides for a benefit to be requested if the policy's insured person is diagnosed as having a terminal illness (as defined in the rider). The maximum amount you may accelerate under this rider prior to the insured person's death is $500,000. The accelerated payment will be discounted for twelve months' interest, and will be reduced by any outstanding policy loans. The interest rate discount will be equal to the lesser of (1) the rate set out by the Internal Revenue Code; (2) the rate according to state law that is the adjustable policy loan interest rate; or
  (3) 10%. There is no charge for this rider, but an administrative fee (not to exceed $300) will be charged at the time the benefit is paid. The accelerated benefit rider which forms a part of the Policy should be consulted for details regarding eligibility for, and the terms and limitations of, the benefit. We can also furnish further information about the amount of the benefit available to you under your policy.

TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS -- Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. You should consult a qualified tax adviser.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.


SECOND OPTION -- INCOME OF GENERAL AMOUNT


 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. A payee would receive only one monthly payment if the annuitant dies after the first payment, two payments if the annuitant dies after the second payment, and so forth.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

16                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The policy matures on the date of death of the insured, or if the insured reaches age 95, unless you exercise your option to extend the maturity date. This option is subject to individual state laws. If your Policy Value is at least $2,000, you may request in writing within six months prior to the maturity date that the maturity date be extended. After the date we receive your request to extend the maturity date, you may not make any changes in the Face Amount or death benefit of the policy. You also may not make partial withdrawals that would reduce your Policy Value below $2,000. Additionally, you may only make premium payments if necessary to prevent your policy from lapsing.

If you extend the maturity date of your policy, the following occurs as of the original maturity date: (1) the guaranteed death benefit lapses and your death benefit will become the minimum death benefit; (2) no further Policy Value advances or cash value bonuses are given to you; (3) all riders and rider charges except the accelerated benefit rider terminate; and (4) outstanding policy loans will be credited with interest at an effective annual rate of 7.5% (7% in Massachusetts).

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, E.G., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.


HOW CONTRACTS ARE SOLD



Woodbury Financial Services, Inc. ("Woodbury Financial") serves as principal underwriter for the policies and offers the policies on a continuous basis. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent Fortis Benefits as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with Woodbury Financial.



We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy. We also pay other amounts ("Additional Payments") that include marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide incentives for the sale of Hartford products and may influence the Financial Intermediary or its Sales Representative to recommend the purchase of this policy over another policy or over other investment options.



Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.



These payments are described in more detail in the Statement of Additional Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-800-2000 ext. 13028.


PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. The minimum Face Amount is $25,000 for issue ages 0-70 and $100,000 for issue ages 71-80. Policies generally will be issued only on the lives of insureds between the ages of 0 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. At the time your policy is issued, the annual planned premium must be at least the greater of $300 or the 12 monthly recommended minimum premiums. The minimum initial premium must be at least two months planned premium if planned premiums are paid monthly, or if on a different premium frequency, must be at least equal to all monthly recommended minimum premiums to the next billing date.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as the monthly activity date and policy years.

FORTIS BENEFITS INSURANCE COMPANY                                             17
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. Your planned premium is generally estimated premium which would keep your policy in force until the insured person reaches age 65 or for 5 policy years, if the insured person is older than age 60. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Policy Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the monthly deduction amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $25 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.


ALLOCATION OF PREMIUM PAYMENTS -- Your initial Net Premium will be allocated to the General Account and/or the Sub-Accounts on the later of the policy date or the date we receive the initial premium payment. Your Net Premium will be allocated according to the premium allocation specified in your policy application.



You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the General Account and the Sub-Accounts according to your most recent written instructions.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.


The number of accumulation units in each Sub-Account to be credited to a policy and the amount to be credited to the General Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Policy Value to be invested in the General Account or the Sub-Account. Each portion of the Net Premium or transferred Policy Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.


ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, e.g., with respect to determining Policy Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us at our administrative office, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


POLICY VALUES -- Each policy will have a Policy Value. There is no minimum guaranteed Policy Value.


The Policy Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Policy Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the General Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.



A policy's Policy Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Policy Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Policy Value equals the policy's value in all of the Sub-Accounts, the General Account, and the Loan Account. A policy's Cash Value is equal to

18                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

the Policy Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.


We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

POLICY VALUE ADVANCES -- If you have met certain premium payment requirements, we will pay you Policy Value advances at the end of the seventh policy year, and at the end of each subsequent year, until the insured person reaches the age of
95. If you no longer meet the premium payment requirements, we will stop paying you Policy Value advances. You will meet the premium payment requirements if your total premiums paid to date (less policy loans and partial withdrawals) at least equal the total recommended monthly minimum premiums to date. For purposes of meeting the premium payment requirement at the end of the seventh policy year, premium payments made during that year in excess of 36 times the recommended monthly minimum premium at that time will be disregarded.


At the end of each policy year, we will allocate the Policy Value advances among the General Account and your investment options on a pro rata basis unless you provide us with other instructions. We reserve the right to recover these Policy Value advances. The Policy Value advances are a percentage of the average recommended monthly minimum premium to date under the policy times 12.


                    CURRENT POLICY VALUE ADVANCE PERCENTAGES

                                                        POLICY YEARS 9
   AGE OF INSURED                                             AND
   PERSON AT ISSUE      POLICY YEAR 7   POLICY YEAR 8   LATER TO AGE 95
---------------------   -------------   -------------   ---------------
         0-60                  2%              6%              10%
        61-70                  5%              7%              10%
        71-80                  6%              6%               6%

We also reserve the right to reduce the Policy Value advances. If we intend to reduce the Policy Value advances, we will give you one year's notice. We will not reduce the policy value advance percentages below the following guaranteed percentages:

                  GUARANTEED POLICY VALUE ADVANCE PERCENTAGES

                                                        POLICY YEARS 9
   AGE OF INSURED                                        AND LATER TO
   PERSON AT ISSUE      POLICY YEAR 7   POLICY YEAR 8       AGE 95
---------------------   -------------   -------------   --------------
         0-60                  2%              6%             10%
        61-70                  2%              6%              7%
        71-80                  2%              5%              6%

Some states mandate how Policy Value advances are offered and guaranteed. Policy Value advances on policies issued in those states may differ from the Policy Value advances described above.


CASH VALUE BONUSES -- We will pay you a cash value bonus at the end of the ninth policy year, and at the end of each subsequent policy year until the insured person reaches the age of 95. We will allocate the cash value bonuses among the General Account and your investment options on a pro rata basis unless you provide us with different instructions. The following table shows how the cash value bonuses are calculated:


                                            BONUS AS A
                          BONUS AS A        PERCENT OF
                          PERCENT OF      CASH SURRENDER
                        CASH SURRENDER    VALUE AT END OF
                        VALUE AT END OF   POLICY YEARS 20
CASH SURRENDER VALUE    POLICY YEARS 9     AND LATER TO
  ON DATE OF BONUS      AND THROUGH 19        AGE 95
---------------------   ---------------   ---------------
  Less than $25,000           0.00%             0.00%
 $25,000 to $99,000           0.10%             0.10%
$100,000 to $199,000          0.15%             0.15%
  $200,000 or more            0.15%             0.25%

Some states mandate the conditions, limitations and guarantees for cash value bonuses. Cash value bonuses on policies issued in those states may differ from the cash value bonuses described above.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.

DEATH BENEFIT OPTIONS -- There are two death benefit options: the Level Death Benefit Option ("Option A"), or the Return of Policy Value Death Benefit Option ("Option B"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

1.  Under Option A, the current Face Amount.

2. Under Option B, the current Face Amount plus the Policy Value on the date of the insured's death.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request, or the date we approve any required evidence of insurability, if later. You may change
Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately

FORTIS BENEFITS INSURANCE COMPANY                                             19
--------------------------------------------------------------------------------
prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Policy Value.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Policy Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Policy Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and the insured's issue age, sex (where unisex rates are not used) and insurance class, and the definition of life insurance chosen at issue. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Policy Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage               250%       250%
--------------------------------------------------------
 Death Benefit Option            Option A   Option A
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Policy Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Policy Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.


All requests to increase the Face Amount must be applied for on a Policy Change application. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. The minimum amount that you may increase your Face Amount is currently $5,000.


A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must be at least $25,000 for issue ages 0-70, and $100,000 for issue ages over 70, or, if greater, the minimum amount that the tax law requires.

CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your Policy Value may have an effect on your death benefit. If your contract lapses, the contract terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.


WITHDRAWALS -- Once each year after the first policy year, you may withdraw part of your policy's Cash Surrender Value. Withdrawals may be subject to a Transaction Fee. See "Transaction Fee." You may request a withdrawal on our Partial Withdrawal form. No withdrawals are permitted that would reduce the policy's Face Amount below $25,000. If the death benefit option then in effect is Option A, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the General Account and the Sub-Accounts. We will not permit a withdrawal if it would cause your policy to fail to qualify as life insurance under the tax laws.


Any time after the first policy year, withdrawals are allowed only if the 12 minimum monthly premiums have been paid. A similar restriction applies after a requested increase in your Face Amount.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Policy Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

20                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Surrender Value on the date we grant a loan. You may borrow 100% of the Cash Surrender Value after the 12th policy year, or the insured's age 70, if later.


Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the General Account and each of the Sub-Accounts to the Loan Account.


If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."


LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the General Account and Sub-Accounts in the same percentage as premiums are allocated.



EFFECT OF LOANS ON POLICY VALUE -- A loan, whether or not repaid, will have a permanent effect on your Policy Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the General Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Policy Value is likely to be. Such effect could be favorable or unfavorable. If the General Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Policy Value will not increase as rapidly as it would have had no loan been made. If the General Account and the Sub-Accounts earn less than the Loan Account, then your Policy Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.


CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an effective annual rate of 5.0%.

ENHANCED CREDITED RATE FOR POLICY LOANS -- We will credit your policy with interest at an effective annual rate of 7.5% (7.0% in Massachusetts) on one policy loan of up to 10% of the surrender value in each policy year if

(1) the surrender value is at least $10,000 or

(2) the policy has been in force for 12 years. The 10% limitation is raised to 15% for such loans obtained in policy years in which the insured is 59 1/2 or older.


INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate of not more than 6.97%. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each policy anniversary or on the date of any loan transaction from the General Account and Sub-Accounts to the Loan Account on a pro rata basis.


LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

The policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts plus the Cash Value deficit as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last known address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy in force for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death benefit.

GUARANTEED DEATH BENEFIT -- The policy will remain in force at the end of the policy Grace Period as long as the Guaranteed Death Benefit is available, as described below.

The Guaranteed Death Benefit is available so long as:

(a) the policy is in the Guaranteed Death Benefit Period; and

(b) on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the monthly recommended minimum premium.

The monthly recommended minimum premium is specified in your policy and is the premium required to maintain the Guaranteed Death Benefit. The monthly recommended minimum premium will increase if you take any withdrawals, loans, add any riders, or increase your Face Amount. The monthly recommended minimum premium will decrease if you terminate any riders or decrease your Face Amount. We will send you an amended schedule page of your new monthly recommended minimum premium.

FORTIS BENEFITS INSURANCE COMPANY                                             21
--------------------------------------------------------------------------------

If the insured person is younger than 60 years old at the time your policy is issued, the guarantee period is the lesser of 12 years or until age 65. If the insured person is between the ages of 60 to 70 at the time your policy is issued, the guarantee period is for five years. If the insured person is older than 70 years old from the date your policy is issued, the guarantee is for the greater of two years or until age 75. The Guaranteed Death Benefit is not available in all states, and the guarantee period may be shorter in some states due to state limitations.


GUARANTEED DEATH BENEFIT GRACE PERIOD -- If, on each Monthly Activity Date during the Guaranteed Death Benefit Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the cumulative monthly recommended minimum premium on that date, a Guaranteed Death Benefit Grace Period of 30 days will begin. We will mail to you a notice. That notice will warn you that you are in danger of losing the Guaranteed Death Benefit and will tell you the amount of premium you need to pay to continue the Guaranteed Death Benefit.



The Guaranteed Death Benefit will be removed from the policy if the required premium is not paid by the end of the Guaranteed Death Benefit Grace Period. The Guaranteed Death Benefit will never again be available or in effect on the policy.


REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

(a) the insured alive at the end of the grace period is also alive on the date of reinstatement;

(b) You make your request in writing within five years from the date the policy lapsed;

(c) You submit to us satisfactory evidence of insurability;

(d) any policy Indebtedness is repaid; and

(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for two months after the date of reinstatement.

The Policy Value on the reinstatement date will reflect:

(a) the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

(d) the Surrender Charge at the time of termination.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.


FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS

22                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF FORTIS AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Fortis which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.



We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.



Although we believe that the survivor policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.



There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The policy split option permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.



The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

FORTIS BENEFITS INSURANCE COMPANY                                             23
--------------------------------------------------------------------------------


The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in a policy owner's contract value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross

24                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the seven-pay test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

FORTIS BENEFITS INSURANCE COMPANY                                             25
--------------------------------------------------------------------------------


NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, we do not believe that any pending matter will have a material adverse effect on our financial condition or results of operations.


OTHER INFORMATION
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


You can find financial statements of Variable Account C and Fortis in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or call us at 1-800-800-2000 ext. 13028.

26                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Policy Value less any applicable Surrender Charges.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.


GENERAL ACCOUNT: part of our general account to which all or a portion of the Policy Value may be allocated.


FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.


LOAN ACCOUNT: an account established for any amounts transferred from the General Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.


MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Policy Value. It is premium paid minus the sales load and premium tax charge taken directly from the premium, if any.


POLICY VALUE: the total of all amounts in the General Account, Loan Account and Sub-Accounts.


SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Fortis Benefits Insurance Company.

YOU, YOUR: the owner of the policy.

FORTIS BENEFITS INSURANCE COMPANY                                             27
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION


You can call us at 1-800-800-2000 ext. 13028 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because it is incorporated by reference into this prospectus.


We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, N.W., Washington, DC 20549-0102. Please call the SEC at 1-800-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

Variable Account C's Investment Company Act file number: 811-04613

                                    PART B

FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
FORTIS WALL STREET SERIES VUL220
VARIABLE LIFE INSURANCE
VARIABLE ACCOUNT C
FORTIS BENEFITS INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus and is incorporated by reference into the prospectus. To obtain a prospectus, call us at 1-800-800-2000 ext. 13028.



DATE OF PROSPECTUS: MAY 2, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005

2                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                             3
 ------------------------------------------------------------------------------
 SERVICES                                                                    3
 ------------------------------------------------------------------------------
 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                               3
 ------------------------------------------------------------------------------
 EXPERTS                                                                     3
 ------------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                                3
 ------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                        4
 ------------------------------------------------------------------------------
 PERFORMANCE DATA                                                            6
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY


Fortis Benefits Insurance Company ("Fortis") is the issuer of the contracts. Fortis is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.



Fortis is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Fortis Benefits Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.


All of the guarantees and commitments under the contracts are general obligations of Fortis. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.


On April 1, 2001, Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


VARIABLE ACCOUNT C was established as a separate account under Minnesota law on March 13, 1986. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Fortis. The assets are kept physically segregated and are held separate and apart from the general corporate assets of Fortis. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------


The consolidated financial statements of Fortis Benefits Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


EXPERTS
--------------------------------------------------------------------------------


The statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account C (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which is included herein, and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------


Woodbury Financial Services, Inc. ("Woodbury Financial") serves as the principal underwriter for the policies and offers the policies on a continuous basis. Its principal office is 500 Bielenberg Drive, Woodbury, MN 55125. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").



Fortis Benefits currently pays Woodbury Financial underwriting commissions for its role as Principal Underwriter of all policies

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

offered through this Separate Account. For the past three yeas, the aggregate dollar amount of underwriting commissions paid to Woodbury Financial in its role as Principal Underwriter has been: 2004 $1,054,732; 2003: $1,422,548; and
2002: $12,060,082. Woodbury Financial retained approximately 75%.



The policies are sold by salespersons who represent Fortis Benefits as insurance agents and who are registered representatives of Woodbury Financial or other registered broker-dealers who have entered into sales agreements with Woodbury Financial. The salespersons are compensated for the sale by Woodbury Financial or other registered broker-dealers according to sales agreements between the salesperson and the broker-dealer. The commissions paid to the salespersons vary according to the terms of the sales agreement between the salesperson and the broker-dealer.



As compensation for selling the policies, Fortis Benefits pays to broker-dealers (including Woodbury Financial) a commission of up to100% of the premiums paid up to the first twelve recommended monthly minimum premiums, up to 4% of all other premiums paid during the first year of the policy, up to 3% of all such premiums in policy years two through six and up to 1.5% of all such premiums in years seven and later. Fortis Benefits pays a comparable amount of compensation for any increase of $25,000 or more in the Face Amount of coverage that you request.



Fortis Benefits may pay alternative amounts for sales of the policies under a flexible compensation plan, but the maximum value of any alternative amounts we pay is expected to be equivalent over time to the amounts described above.



Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the policy, depending on the agreement between your registered representative and his or her firm. Fortis Benefits is not involved in determining the compensation of your registered representative. That compensation arrangement may present its own incentives or conflicts. You may ask your registered representative how he/she will personally be compensated for the transaction.



In addition to the commissions described above in this SAI, Fortis Benefits and/or an affiliate pay to broker-dealers (including Woodbury Financial) additional amounts as general marketing allowances. Such payments may offset the broker-dealer's expenses in connection with activities that it is required to perform. Such payments may give Fortis Benefits greater access to registered representatives of the broker-dealers that receive such compensation.



All of the compensation described in this section may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this policy over other policies or over other investment options. You may ask your registered representative about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the policy.



These other compensation payments, which may be different for different broker-dealers, will be made by Fortis Benefits out of its assets and are not direct deductions from the policy values.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

PURPOSE OF OUR CHARGES -- The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks we assume and services that we provide under the policies. These include mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay); investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the guaranteed death benefit or reduce the amount of our charge fee revenues below what we anticipate); sales risks (such as the risk that the number of policies we sell and the premiums we receive, net of withdrawals, are less than we expect thereby depriving us of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and expense risks (such as the risk that the costs of administrative services that the policies require us to provide will exceed what we currently project).

If the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise we will incur a loss.

The monthly policy issuance expense charge is primarily intended to defray expenses incurred in underwriting and processing applications, and in issuing the policies. The monthly administrative charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the policies as insured persons die.

Any excess from the charges discussed in the preceding paragraph, as well as revenues from the premium tax and sales expense charge, and from the daily charge for mortality and expense risks, are primarily intended (a) to defray other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect), (b) to compensate us for the risks we assume under the policies, or (c) to compensate us for state and local taxes we have to pay when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments or
(d) otherwise to be retained by us as

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------
profit. The surrender charge has also been designed primarily for these purposes.

Although the preceding paragraphs describe the primary purposes for which charges under the policies have been designed, these distinctions are imprecise and subject to considerable change over the life of a policy. We have full discretion to retain or use the revenues from any charge or charge increase for any purpose, whether or not related to the policies.

CHANGE OF SMOKER STATUS -- If the person insured under your policy is a smoker, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has ceased smoking for a sufficient period. Any change from smoker to non-smoker risk class will take effect on the next monthly anniversary, and the non-smoker rates for the coverage under the policy will be applied retroactively for the 12 months prior to the date of the change.

GENDER NEUTRAL POLICIES -- Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and smoker status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a policy in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

COST OF INSURANCE RATES -- Because of face amount increases, different cost of insurance rates may apply to different increments of face amount under your policy. If so, we attribute your policy value in proportion to the increments of face amount in order to compute our net amount at risk at each cost of insurance rate.

6                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE DATA

We may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the sales charge, premium tax charge, cost of insurance, monthly administrative charge, death benefit guarantee charge, and any rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and Policy Value. All of these policy charges will have a significant impact on your policy's Policy Value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT C AND THE
BOARD OF DIRECTORS OF FORTIS BENEFITS INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Fortis Benefits Insurance Company Variable Account C (the "Account") as of
December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Fortis Benefits Insurance Company Variable Account C as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                           HARTFORD ADVISERS  HARTFORD BLUE CHIP    HARTFORD BOND
                               HLS FUND         STOCK HLS FUND         HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (A)
                           -----------------  ------------------  ------------------
ASSETS:
  Investments:
    Shares...............       2,837,256          3,347,909           1,454,257
                              ===========        ===========         ===========
    Cost.................     $55,841,679        $42,882,182         $17,469,039
                              ===========        ===========         ===========
    Market Value.........     $65,379,504        $59,741,423         $17,368,007
  Due from Hartford Life
   Insurance Company.....           8,109             22,392               4,423
  Receivable from fund
   shares sold...........        --                 --                  --
  Other assets...........        --                 --                  --
                              -----------        -----------         -----------
  Total Assets...........      65,387,613         59,763,815          17,372,430
                              -----------        -----------         -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --                  --
  Payable for fund shares
   purchased.............           8,109             22,392               4,423
  Other liabilities......               4                  3                   3
                              -----------        -----------         -----------
  Total Liabilities......           8,113             22,395               4,426
                              -----------        -----------         -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $65,379,500        $59,741,420         $17,368,004
                              ===========        ===========         ===========

(a) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           HARTFORD CAPITAL  HARTFORD CAPITAL   HARTFORD GLOBAL       HARTFORD        HARTFORD GROWTH
                           APPRECIATION HLS  OPPORTUNITIES HLS    LEADERS HLS    DISCIPLINED EQUITY  OPPORTUNITIES HLS
                                 FUND              FUND              FUND             HLS FUND             FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------  -----------------  ---------------  ------------------  -----------------
ASSETS:
  Investments:
    Shares...............        197,272           602,451          6,120,245         4,481,301          10,167,388
                             ===========        ==========       ============       ===========        ============
    Cost.................    $ 8,634,343        $3,160,028       $ 70,958,026       $39,803,760        $167,531,583
                             ===========        ==========       ============       ===========        ============
    Market Value.........    $10,540,571        $4,263,726       $112,684,443       $53,848,967        $280,885,291
  Due from Hartford Life
   Insurance Company.....         34,969          --                 --                  35,605            --
  Receivable from fund
   shares sold...........       --                      25             18,938          --                   107,134
  Other assets...........       --                --                        7          --                        42
                             -----------        ----------       ------------       -----------        ------------
  Total Assets...........     10,575,540         4,263,751        112,703,388        53,884,572         280,992,467
                             -----------        ----------       ------------       -----------        ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                      24             18,938          --                   107,134
  Payable for fund shares
   purchased.............         34,968          --                 --                  35,606            --
  Other liabilities......       --                --                 --                       2            --
                             -----------        ----------       ------------       -----------        ------------
  Total Liabilities......         34,968                24             18,938            35,608             107,134
                             -----------        ----------       ------------       -----------        ------------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $10,540,572        $4,263,727       $112,684,450       $53,848,964        $280,885,333
                             ===========        ==========       ============       ===========        ============


                           HARTFORD HIGH   HARTFORD INDEX
                           YIELD HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
ASSETS:
  Investments:
    Shares...............       853,877       2,559,496
                             ==========     ===========
    Cost.................    $7,387,573     $60,876,021
                             ==========     ===========
    Market Value.........    $8,764,069     $82,331,830
  Due from Hartford Life
   Insurance Company.....         3,485           4,816
  Receivable from fund
   shares sold...........       --              --
  Other assets...........       --              --
                             ----------     -----------
  Total Assets...........     8,767,554      82,336,646
                             ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --
  Payable for fund shares
   purchased.............         3,484           4,816
  Other liabilities......       --                   13
                             ----------     -----------
  Total Liabilities......         3,484           4,829
                             ----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $8,764,070     $82,331,817
                             ==========     ===========

_____________________________________ SA-3 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                               HARTFORD
                             INTERNATIONAL         HARTFORD           HARTFORD
                           OPPORTUNITIES HLS  INTERNATIONAL STOCK  LARGECAP GROWTH
                                 FUND              HLS FUND           HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -------------------  ---------------
ASSETS:
  Investments:
    Shares...............         885,638           2,828,611          2,035,296
                              ===========         ===========        ===========
    Cost.................     $ 6,850,910         $26,520,569        $14,354,237
                              ===========         ===========        ===========
    Market Value.........     $10,500,890         $38,542,935        $19,495,494
  Due from Hartford Life
   Insurance Company.....        --                     6,991              3,524
  Receivable from fund
   shares sold...........           2,007           --                  --
  Other assets...........        --                         9           --
                              -----------         -----------        -----------
  Total Assets...........      10,502,897          38,549,935         19,499,018
                              -----------         -----------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           2,007           --                  --
  Payable for fund shares
   purchased.............        --                     6,991              3,524
  Other liabilities......               4           --                  --
                              -----------         -----------        -----------
  Total Liabilities......           2,011               6,991              3,524
                              -----------         -----------        -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $10,500,886         $38,542,944        $19,495,494
                              ===========         ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                               HARTFORD                     HARTFORD U.S.
                                                                HARTFORD       SMALLCAP                       GOVERNMENT
                           HARTFORD MIDCAP  HARTFORD MONEY   SMALLCAP VALUE   GROWTH HLS    HARTFORD STOCK  SECURITIES HLS
                           STOCK HLS FUND   MARKET HLS FUND     HLS FUND         FUND          HLS FUND          FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------  -------------  --------------  --------------
ASSETS:
  Investments:
    Shares...............      1,465,941       12,845,630       2,021,676       5,843,181         97,394       1,711,443
                             ===========      ===========     ===========    ============    ===========     ===========
    Cost.................    $12,930,781      $12,845,630     $22,511,057    $ 68,950,198    $ 3,692,655     $19,422,214
                             ===========      ===========     ===========    ============    ===========     ===========
    Market Value.........    $18,512,641      $12,845,630     $33,580,441    $118,388,691    $ 4,453,257     $19,241,074
  Due from Hartford Life
   Insurance Company.....          1,090         --                 3,232          22,565          6,146         --
  Receivable from fund
   shares sold...........       --                 17,092         --              --             --                2,692
  Other assets...........       --                     59               3               3        --                    4
                             -----------      -----------     -----------    ------------    -----------     -----------
  Total Assets...........     18,513,731       12,862,781      33,583,676     118,411,259      4,459,403      19,243,770
                             -----------      -----------     -----------    ------------    -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 17,092         --              --             --                2,692
  Payable for fund shares
   purchased.............          1,090         --                 3,232          22,565          6,146         --
  Other liabilities......              4         --               --              --                   2         --
                             -----------      -----------     -----------    ------------    -----------     -----------
  Total Liabilities......          1,094           17,092           3,232          22,565          6,148           2,692
                             -----------      -----------     -----------    ------------    -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $18,512,637      $12,845,689     $33,580,444    $118,388,694    $ 4,453,255     $19,241,078
                             ===========      ===========     ===========    ============    ===========     ===========


                            HARTFORD VALUE
                           OPPORTUNITIES HLS
                                 FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Shares...............       2,085,327
                              ===========
    Cost.................     $23,053,940
                              ===========
    Market Value.........     $37,878,505
  Due from Hartford Life
   Insurance Company.....        --
  Receivable from fund
   shares sold...........           6,829
  Other assets...........               4
                              -----------
  Total Assets...........      37,885,338
                              -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           6,829
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                              -----------
  Total Liabilities......           6,829
                              -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $37,878,509
                              ===========

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
----                            --------  ------------  ----------  --------------
Hartford Advisers HLS Fund --
 Class IA.....................    --        1,236,308   $11.059685  $   13,673,181
Hartford Advisers HLS Fund --
 Class IA.....................    0.75%        61,040    37.141370       2,267,121
Hartford Advisers HLS Fund --
 Class IA.....................    1.17%     1,576,605    29.563033      46,609,221
Hartford Advisers HLS Fund --
 Class IA.....................    1.35%       173,147    16.344371       2,829,977
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............    --        1,801,755     9.894691      17,827,806
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............    0.75%        11,003    18.884966         207,794
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............    1.17%     2,044,354    18.208026      37,223,651
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............    1.35%       247,815    18.086718       4,482,169
Hartford Bond HLS Fund --
 Class IA.....................    --          288,838    13.981339       4,038,347
Hartford Bond HLS Fund --
 Class IA.....................    0.75%         5,274    25.762692         135,862
Hartford Bond HLS Fund --
 Class IA.....................    1.17%       498,643    24.141668      12,038,077
Hartford Bond HLS Fund --
 Class IA.....................    1.35%        74,350    15.544391       1,155,718
Hartford Capital Appreciation
 HLS Fund -- Class IA.........    --          184,707    17.003597       3,140,676
Hartford Capital Appreciation
 HLS Fund -- Class IA.........    0.75%         2,276    16.759695          38,149
Hartford Capital Appreciation
 HLS Fund -- Class IA.........    1.17%       387,845    16.624638       6,447,790
Hartford Capital Appreciation
 HLS Fund -- Class IA.........    1.35%        55,167    16.567092         913,957
Hartford Capital Opportunities
 HLS Fund -- Class IA.........    --          417,658     6.721229       2,807,175
Hartford Capital Opportunities
 HLS Fund -- Class IA.........    0.75%           781     6.489970           5,069
Hartford Capital Opportunities
 HLS Fund -- Class IA.........    1.17%       186,782     6.363569       1,188,601
Hartford Capital Opportunities
 HLS Fund -- Class IA.........    1.35%        41,659     6.310367         262,882
Hartford Global Leaders HLS
 Fund -- Class IA.............    --        1,389,932    12.384136      17,213,111
Hartford Global Leaders HLS
 Fund -- Class IA.............    0.75%        21,161    27.453259         580,929
Hartford Global Leaders HLS
 Fund -- Class IA.............    1.17%     3,508,502    26.026499      91,314,021
Hartford Global Leaders HLS
 Fund -- Class IA.............    1.35%       246,985    14.480181       3,576,389
Hartford Disciplined Equity
 HLS Fund -- Class IA.........    --        1,496,148    10.259344      15,349,493
Hartford Disciplined Equity
 HLS Fund -- Class IA.........    0.75%        14,244    23.692086         337,462
Hartford Disciplined Equity
 HLS Fund -- Class IA.........    1.17%     1,556,205    22.651118      35,249,783
Hartford Disciplined Equity
 HLS Fund -- Class IA.........    1.35%       179,428    16.230638       2,912,226
Hartford Growth Opportunities
 HLS Fund -- Class IA.........    --        2,478,761    14.986075      37,146,901
Hartford Growth Opportunities
 HLS Fund -- Class IA.........    0.75%       223,264    64.661358      14,436,559
Hartford Growth Opportunities
 HLS Fund -- Class IA.........    1.17%     5,449,183    41.019087     223,520,527
Hartford Growth Opportunities
 HLS Fund -- Class IA.........    1.35%       302,568    19.107576       5,781,346
Hartford High Yield HLS
 Fund -- Class IA.............    --          225,821    11.478548       2,592,100
Hartford High Yield HLS
 Fund -- Class IA.............    0.75%         4,518    14.836128          67,034
Hartford High Yield HLS
 Fund -- Class IA.............    1.17%       393,803    14.184319       5,585,825
Hartford High Yield HLS
 Fund -- Class IA.............    1.35%        42,104    12.329169         519,111
Hartford Index HLS Fund --
 Class IA.....................    --        2,379,167     9.493669      22,587,025
Hartford Index HLS Fund --
 Class IA.....................    0.75%        26,790    19.017838         509,488
Hartford Index HLS Fund --
 Class IA.....................    1.17%     2,874,296    18.336216      52,703,711
Hartford Index HLS Fund --
 Class IA.....................    1.35%       359,141    18.186693       6,531,593
Hartford International
 Opportunities HLS Fund --
 Class IA.....................    --          259,720     9.126221       2,370,266
Hartford International
 Opportunities HLS Fund --
 Class IA.....................    0.75%         4,085    14.719950          60,138
Hartford International
 Opportunities HLS Fund --
 Class IA.....................    1.17%       502,851    14.113223       7,096,847
Hartford International
 Opportunities HLS Fund --
 Class IA.....................    1.35%        84,551    11.515335         973,635
Hartford International Stock
 HLS Fund -- Class IA.........    --          764,392    10.906414       8,336,778
Hartford International Stock
 HLS Fund -- Class IA.........    0.75%        10,872    18.114161         196,933
Hartford International Stock
 HLS Fund -- Class IA.........    1.17%     1,577,506    17.367599      27,397,491
Hartford International Stock
 HLS Fund -- Class IA.........    1.35%       180,404    14.477176       2,611,742

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
----                            --------  ------------  ----------  --------------
Hartford LargeCap Growth HLS
 Fund -- Class IA.............    --        1,413,282   $ 7.652383  $   10,814,975
Hartford LargeCap Growth HLS
 Fund -- Class IA.............    0.75%         4,478     9.516410          42,618
Hartford LargeCap Growth HLS
 Fund -- Class IA.............    1.17%       775,583     9.252783       7,176,303
Hartford LargeCap Growth HLS
 Fund -- Class IA.............    1.35%       159,867     9.142611       1,461,598
Hartford MidCap Stock HLS
 Fund -- Class IA.............    --          633,150    14.952850       9,467,402
Hartford MidCap Stock HLS
 Fund -- Class IA.............    0.75%         3,147    13.731236          43,216
Hartford MidCap Stock HLS
 Fund -- Class IA.............    1.17%       567,837    13.350922       7,581,143
Hartford MidCap Stock HLS
 Fund -- Class IA.............    1.35%       107,708    13.191965       1,420,876
Hartford Money Market HLS
 Fund -- Class IA.............    --          376,548    11.768100       4,431,256
Hartford Money Market HLS
 Fund -- Class IA.............    0.75%        12,235    20.296598         248,329
Hartford Money Market HLS
 Fund -- Class IA.............    1.17%       438,546    15.657249       6,866,420
Hartford Money Market HLS
 Fund -- Class IA.............    1.35%       106,573    12.195264       1,299,684
Hartford SmallCap Value HLS
 Fund -- Class IA.............    --          705,712    22.016543      15,537,353
Hartford SmallCap Value HLS
 Fund -- Class IA.............    0.75%         9,793    21.338670         208,980
Hartford SmallCap Value HLS
 Fund -- Class IA.............    1.17%       734,215    20.747888      15,233,398
Hartford SmallCap Value HLS
 Fund -- Class IA.............    1.35%       126,858    20.500936       2,600,713
Hartford SmallCap Growth HLS
 Fund -- Class IA.............    --        1,906,182    16.588167      31,620,068
Hartford SmallCap Growth HLS
 Fund -- Class IA.............    0.75%        26,821    27.213130         729,872
Hartford SmallCap Growth HLS
 Fund -- Class IA.............    1.17%     3,118,724    26.016834      81,139,324
Hartford SmallCap Growth HLS
 Fund -- Class IA.............    1.35%       275,322    17.795292       4,899,430
Hartford Stock HLS Fund --
 Class IA.....................    --          220,997    10.569949       2,335,925
Hartford Stock HLS Fund --
 Class IA.....................    0.75%         2,880    10.206551          29,397
Hartford Stock HLS Fund --
 Class IA.....................    1.17%       180,773    10.007945       1,809,168
Hartford Stock HLS Fund --
 Class IA.....................    1.35%        28,089     9.924359         278,765
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................    --          373,147    13.710488       5,116,024
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................    0.75%        30,052    28.569660         858,566
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................    1.17%       517,492    22.123127      11,448,547
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................    1.35%       119,714    15.185674       1,817,941
Hartford Value Opportunities
 HLS Fund -- Class IA.........    --          822,557    14.346066      11,800,464
Hartford Value Opportuniites
 HLS Fund -- Class IA.........    0.75%         8,342    22.843629         190,555
Hartford Value Opportuniites
 HLS Fund -- Class IA.........    1.17%     1,045,336    22.026146      23,024,725
Hartford Value Opportuniites
 HLS Fund -- Class IA.........    1.35%       131,244    21.812550       2,862,765
                                                                    --------------
GRAND TOTAL...................                                      $1,009,247,487
                                                                    ==============

  #  Rounded unit prices.

_____________________________________ SA-7 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD ADVISERS  HARTFORD BLUE CHIP    HARTFORD BOND
                               HLS FUND         STOCK HLS FUND         HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (A)
                           -----------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $1,335,057          $  110,317          $ 945,761
                              ----------          ----------          ---------
EXPENSE:
  Mortality, expense, and
   administrative
   charges...............       (599,520)           (475,505)          (157,021)
                              ----------          ----------          ---------
    Net investment income
     (loss)..............        735,537            (365,188)           788,740
                              ----------          ----------          ---------
CAPITAL GAINS INCOME.....       --                  --                  428,593
                              ----------          ----------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        294,242             366,747             19,880
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        740,556           4,410,708           (622,718)
                              ----------          ----------          ---------
    Net gain (loss) on
     investments.........      1,034,798           4,777,455           (602,838)
                              ----------          ----------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,770,335          $4,412,267          $ 614,495
                              ==========          ==========          =========

(a) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                           HARTFORD CAPITAL  HARTFORD CAPITAL   HARTFORD GLOBAL       HARTFORD        HARTFORD GROWTH
                           APPRECIATION HLS  OPPORTUNITIES HLS    LEADERS HLS    DISCIPLINED EQUITY  OPPORTUNITIES HLS
                                 FUND              FUND              FUND             HLS FUND             FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------  -----------------  ---------------  ------------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $   30,215         $ 16,504         $   557,320        $  565,166         $  --
                              ----------         --------         -----------        ----------         -----------
EXPENSE:
  Mortality, expense, and
   administrative
   charges...............        (51,924)         (16,040)         (1,032,638)         (440,150)         (2,621,926)
                              ----------         --------         -----------        ----------         -----------
    Net investment income
     (loss)..............        (21,709)             464            (475,318)          125,016          (2,621,926)
                              ----------         --------         -----------        ----------         -----------
CAPITAL GAINS INCOME.....       --                --                 --                --                  --
                              ----------         --------         -----------        ----------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (4,591)           2,328           1,254,647           589,168           6,654,410
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,361,006          361,629          16,544,560         3,051,502          35,388,684
                              ----------         --------         -----------        ----------         -----------
    Net gain (loss) on
     investments.........      1,356,415          363,957          17,799,207         3,640,670          42,043,094
                              ----------         --------         -----------        ----------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,334,706         $364,421         $17,323,889        $3,765,686         $39,421,168
                              ==========         ========         ===========        ==========         ===========


                           HARTFORD HIGH   HARTFORD INDEX
                           YIELD HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $408,254       $  992,177
                              --------       ----------
EXPENSE:
  Mortality, expense, and
   administrative
   charges...............      (72,557)        (668,223)
                              --------       ----------
    Net investment income
     (loss)..............      335,697          323,954
                              --------       ----------
CAPITAL GAINS INCOME.....      --               261,237
                              --------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       66,356          206,682
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      139,672        6,315,237
                              --------       ----------
    Net gain (loss) on
     investments.........      206,028        6,521,919
                              --------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $541,725       $7,107,110
                              ========       ==========

_____________________________________ SA-9 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                               HARTFORD                             HARTFORD
                             INTERNATIONAL         HARTFORD         LARGECAP
                           OPPORTUNITIES HLS  INTERNATIONAL STOCK    GROWTH
                                 FUND              HLS FUND         HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------------  -----------
INVESTMENT INCOME:
  Dividends..............     $   68,209          $  106,853       $    8,354
                              ----------          ----------       ----------
EXPENSE:
  Mortality, expense, and
   administrative
   charges...............        (83,487)           (328,066)         (99,568)
                              ----------          ----------       ----------
    Net investment income
     (loss)..............        (15,278)           (221,213)         (91,214)
                              ----------          ----------       ----------
CAPITAL GAINS INCOME.....       --                  --                 --
                              ----------          ----------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         16,510             319,426           56,633
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,485,083           4,745,005        1,950,194
                              ----------          ----------       ----------
    Net gain (loss) on
     investments.........      1,501,593           5,064,431        2,006,827
                              ----------          ----------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,486,315          $4,843,218       $1,915,613
                              ==========          ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                                   HARTFORD U.S.
                                                                                                                     GOVERNMENT
                           HARTFORD MIDCAP  HARTFORD MONEY   HARTFORD SMALLCAP  HARTFORD SMALLCAP  HARTFORD STOCK  SECURITIES HLS
                           STOCK HLS FUND   MARKET HLS FUND   VALUE HLS FUND     GROWTH HLS FUND      HLS FUND          FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -----------------  -----------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $   22,012        $ 133,951        $  199,670         $  --              $ 46,702       $ 694,677
                             ----------        ---------        ----------         -----------        --------       ---------
EXPENSE:
  Mortality, expense, and
   administrative
   charges...............       (98,687)        (111,072)         (201,391)           (937,331)        (22,649)       (168,844)
                             ----------        ---------        ----------         -----------        --------       ---------
    Net investment income
     (loss)..............       (76,675)          22,879            (1,721)           (937,331)         24,053         525,833
                             ----------        ---------        ----------         -----------        --------       ---------
CAPITAL GAINS INCOME.....       --               --                292,183            --               --              --
                             ----------        ---------        ----------         -----------        --------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        13,717          --                127,177           1,681,999           1,756          21,631
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,049,469          --              3,472,650          14,238,171         129,003        (306,551)
                             ----------        ---------        ----------         -----------        --------       ---------
    Net gain (loss) on
     investments.........     2,063,186          --              3,599,827          15,920,170         130,759        (284,920)
                             ----------        ---------        ----------         -----------        --------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,986,511        $  22,879        $3,890,289         $14,982,839        $154,812       $ 240,913
                             ==========        =========        ==========         ===========        ========       =========


                            HARTFORD VALUE
                           OPPORTUNITIES HLS
                                 FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............     $  101,102
                              ----------
EXPENSE:
  Mortality, expense, and
   administrative
   charges...............       (273,698)
                              ----------
    Net investment income
     (loss)..............       (172,596)
                              ----------
CAPITAL GAINS INCOME.....       --
                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        181,511
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      5,738,926
                              ----------
    Net gain (loss) on
     investments.........      5,920,437
                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $5,747,841
                              ==========

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD ADVISERS  HARTFORD BLUE CHIP    HARTFORD BOND
                               HLS FUND         STOCK HLS FUND         HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (A)
                           -----------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   735,537        $  (365,188)        $   788,740
  Capital gains income...        --                 --                   428,593
  Net realized gain
   (loss) on security
   transactions..........         294,242            366,747              19,880
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         740,556          4,410,708            (622,718)
                              -----------        -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,770,335          4,412,267             614,495
                              -----------        -----------         -----------
UNIT TRANSACTIONS:
  Purchases..............       8,227,076          9,136,938           2,129,553
  Net transfers..........        (968,102)        (1,644,210)           (414,892)
  Surrenders for benefit
   payments and fees.....      (5,459,443)        (4,188,506)         (1,679,917)
  Net loan activity......           9,541             15,664               1,804
  Cost of insurance......      (4,378,639)        (3,998,124)         (1,130,342)
                              -----------        -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,569,567)          (678,238)         (1,093,794)
                              -----------        -----------         -----------
  Net increase (decrease)
   in net assets.........        (799,232)         3,734,029            (479,299)
NET ASSETS:
  Beginning of year......      66,178,732         56,007,391          17,847,303
                              -----------        -----------         -----------
  End of year............     $65,379,500        $59,741,420         $17,368,004
                              ===========        ===========         ===========

(a) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                            HARTFORD CAPITAL    HARTFORD CAPITAL   HARTFORD GLOBAL       HARTFORD        HARTFORD GROWTH
                            APPRECIATION HLS    OPPORTUNITIES HLS    LEADERS HLS    DISCIPLINED EQUITY  OPPORTUNITIES HLS
                                  FUND                FUND              FUND             HLS FUND             FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------  -----------------  ---------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................      $   (21,709)        $      464       $   (475,318)      $   125,016        $ (2,621,926)
  Capital gains income...        --                  --                 --                --                  --
  Net realized gain
   (loss) on security
   transactions..........           (4,591)             2,328          1,254,647           589,168           6,654,410
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        1,361,006            361,629         16,544,560         3,051,502          35,388,684
                               -----------         ----------       ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,334,706            364,421         17,323,889         3,765,686          39,421,168
                               -----------         ----------       ------------       -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............        1,236,625            840,473         12,579,646         7,761,523          28,722,968
  Net transfers..........        5,369,092           (149,437)        (1,022,463)       (1,640,081)         (6,577,948)
  Surrenders for benefit
   payments and fees.....         (344,487)          (257,051)        (7,959,027)       (4,184,810)        (23,217,073)
  Net loan activity......            7,920              1,622             47,872            17,215              99,533
  Cost of insurance......         (398,188)          (297,256)        (6,079,407)       (3,604,579)        (14,817,604)
                               -----------         ----------       ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        5,870,962            138,351         (2,433,379)       (1,650,732)        (15,790,124)
                               -----------         ----------       ------------       -----------        ------------
  Net increase (decrease)
   in net assets.........        7,205,668            502,772         14,890,510         2,114,954          23,631,044
NET ASSETS:
  Beginning of year......        3,334,904          3,760,955         97,793,940        51,734,010         257,254,289
                               -----------         ----------       ------------       -----------        ------------
  End of year............      $10,540,572         $4,263,727       $112,684,450       $53,848,964        $280,885,333
                               ===========         ==========       ============       ===========        ============


                           HARTFORD HIGH   HARTFORD INDEX
                           YIELD HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  335,697     $   323,954
  Capital gains income...       --              261,237
  Net realized gain
   (loss) on security
   transactions..........        66,356         206,682
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       139,672       6,315,237
                             ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       541,725       7,107,110
                             ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     1,065,151      12,418,736
  Net transfers..........      (391,680)       (437,042)
  Surrenders for benefit
   payments and fees.....      (716,309)     (6,257,284)
  Net loan activity......         3,380          25,643
  Cost of insurance......      (595,557)     (5,572,080)
                             ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (635,015)        177,973
                             ----------     -----------
  Net increase (decrease)
   in net assets.........       (93,290)      7,285,083
NET ASSETS:
  Beginning of year......     8,857,360      75,046,734
                             ----------     -----------
  End of year............    $8,764,070     $82,331,817
                             ==========     ===========

_____________________________________ SA-13 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                               HARTFORD
                             INTERNATIONAL         HARTFORD           HARTFORD
                           OPPORTUNITIES HLS  INTERNATIONAL STOCK     LARGECAP
                                 FUND              HLS FUND        GROWTH HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   (15,278)        $  (221,213)       $   (91,214)
  Capital gains income...        --                 --                  --
  Net realized gain
   (loss) on security
   transactions..........          16,510             319,426             56,633
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,485,083           4,745,005          1,950,194
                              -----------         -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,486,315           4,843,218          1,915,613
                              -----------         -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............       1,361,031           4,425,768          3,291,078
  Net transfers..........         427,418            (687,817)          (186,992)
  Surrenders for benefit
   payments and fees.....        (654,909)         (2,849,816)        (1,512,141)
  Net loan activity......           3,277              10,430                 11
  Cost of insurance......        (616,618)         (1,998,178)        (1,304,301)
                              -----------         -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         520,199          (1,099,613)           287,655
                              -----------         -----------        -----------
  Net increase (decrease)
   in net assets.........       2,006,514           3,743,605          2,203,268
NET ASSETS:
  Beginning of year......       8,494,372          34,799,339         17,292,226
                              -----------         -----------        -----------
  End of year............     $10,500,886         $38,542,944        $19,495,494
                              ===========         ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                                                   HARTFORD U.S.
                                                                                                                     GOVERNMENT
                           HARTFORD MIDCAP  HARTFORD MONEY   HARTFORD SMALLCAP  HARTFORD SMALLCAP  HARTFORD STOCK  SECURITIES HLS
                           STOCK HLS FUND   MARKET HLS FUND   VALUE HLS FUND     GROWTH HLS FUND      HLS FUND          FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -----------------  -----------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (76,675)     $    22,879       $    (1,721)      $   (937,331)      $   24,053     $   525,833
  Capital gains income...       --               --                 292,183           --                --              --
  Net realized gain
   (loss) on security
   transactions..........         13,717         --                 127,177          1,681,999            1,756          21,631
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      2,049,469         --               3,472,650         14,238,171          129,003        (306,551)
                             -----------      -----------       -----------       ------------       ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,986,511           22,879         3,890,289         14,982,839          154,812         240,913
                             -----------      -----------       -----------       ------------       ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      2,817,768        2,511,456         4,580,996         14,258,566          724,361       2,727,042
  Net transfers..........        208,810       (1,414,466)         (154,743)        (3,080,258)         777,385        (777,267)
  Surrenders for benefit
   payments and fees.....     (1,299,200)      (1,963,615)       (2,248,100)        (8,461,197)        (390,758)     (1,638,254)
  Net loan activity......          4,400            9,287             1,999             21,253            1,053          20,947
  Cost of insurance......     (1,117,131)      (1,132,527)       (1,876,569)        (6,335,317)        (251,520)     (1,517,949)
                             -----------      -----------       -----------       ------------       ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        614,647       (1,989,865)          303,583         (3,596,953)         860,521      (1,185,481)
                             -----------      -----------       -----------       ------------       ----------     -----------
  Net increase (decrease)
   in net assets.........      2,601,158       (1,966,986)        4,193,872         11,385,886        1,015,333        (944,568)
NET ASSETS:
  Beginning of year......     15,911,479       14,812,675        29,386,572        107,002,808        3,437,922      20,185,646
                             -----------      -----------       -----------       ------------       ----------     -----------
  End of year............    $18,512,637      $12,845,689       $33,580,444       $118,388,694       $4,453,255     $19,241,078
                             ===========      ===========       ===========       ============       ==========     ===========


                            HARTFORD VALUE
                           OPPORTUNITIES HLS
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (172,596)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         181,511
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       5,738,926
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       5,747,841
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       4,355,872
  Net transfers..........         771,401
  Surrenders for benefit
   payments and fees.....      (2,809,881)
  Net loan activity......           6,293
  Cost of insurance......      (2,046,089)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         277,596
                              -----------
  Net increase (decrease)
   in net assets.........       6,025,437
NET ASSETS:
  Beginning of year......      31,853,072
                              -----------
  End of year............     $37,878,509
                              ===========

_____________________________________ SA-15 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HARTFORD ADVISERS  HARTFORD BLUE CHIP  HARTFORD BOND
                               HLS FUND         STOCK HLS FUND      HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ------------------  -------------
OPERATIONS:
  Net investment
   income................     $   887,193        $   (395,237)     $   427,721
  Capital gains income...        --                 --                  64,484
  Net realized gain
   (loss) on security
   transactions..........      (7,164,283)        (15,313,826)         384,833
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      16,042,091          27,756,412          (26,079)
                              -----------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,765,001          12,047,349          850,959
                              -----------        ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............       8,899,933          10,262,248        1,890,044
  Net transfers..........        (706,232)            226,288         (456,858)
  Surrenders for benefit
   payments and fees.....      (4,156,199)         (3,770,423)      (1,117,467)
  Net loan activity......          15,929               6,760            5,239
  Cost of insurance......      (4,664,107)         (4,279,186)        (978,103)
                              -----------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (610,676)          2,445,687         (657,145)
                              -----------        ------------      -----------
  Net increase (decrease)
   in net assets.........       9,154,325          14,493,036          193,814
NET ASSETS:
  Beginning of year......      57,024,407          41,514,355       12,930,882
                              -----------        ------------      -----------
  End of year............     $66,178,732        $ 56,007,391      $13,124,696
                              ===========        ============      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                        HARTFORD
                            HARTFORD CAPITAL    HARTFORD CAPITAL         GLOBAL                HARTFORD           HARTFORD GROWTH
                            APPRECIATION HLS    OPPORTUNITIES HLS     LEADERS HLS         DISCIPLINED EQUITY     OPPORTUNITIES HLS
                                  FUND                FUND                FUND                 HLS FUND                FUND
                             SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT (E)     SUB-ACCOUNT (B)(D)(G)       SUB-ACCOUNT
                           -------------------  -----------------  ------------------  ------------------------  -----------------
OPERATIONS:
  Net investment
   income................      $    6,816          $        26        $   (498,462)          $    169,629          $  (2,191,945)
  Capital gains income...        --                   --                 --                    --                      --
  Net realized gain
   (loss) on security
   transactions..........           2,815           (1,262,095)        (14,159,975)           (10,117,007)          (135,324,176)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         545,222            2,003,425          39,547,567             21,037,227            214,574,995
                               ----------          -----------        ------------           ------------          -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         554,853              741,356          24,889,130             11,089,849             77,058,874
                               ----------          -----------        ------------           ------------          -------------
UNIT TRANSACTIONS:
  Purchases..............         357,943              962,588          13,769,110              8,615,701             31,790,486
  Net transfers..........       2,526,098               82,897          (1,651,428)              (108,720)            (3,346,341)
  Surrenders for benefit
   payments and fees.....         (35,114)            (196,064)         (6,516,323)            (3,333,888)           (16,409,592)
  Net loan activity......             947                  304              53,017                 15,223                 92,042
  Cost of insurance......         (69,823)            (300,435)         (6,088,581)            (3,775,764)           (15,222,896)
                               ----------          -----------        ------------           ------------          -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,780,051              549,290            (434,205)             1,412,552             (3,096,301)
                               ----------          -----------        ------------           ------------          -------------
  Net increase (decrease)
   in net assets.........       3,334,904            1,290,646          24,454,925             12,502,401             73,962,573
NET ASSETS:
  Beginning of year......        --                  2,470,309          73,339,015             39,231,609            183,291,716
                               ----------          -----------        ------------           ------------          -------------
  End of year............      $3,334,904          $ 3,760,955        $ 97,793,940           $ 51,734,010          $ 257,254,289
                               ==========          ===========        ============           ============          =============


                           HARTFORD HIGH   HARTFORD INDEX
                           YIELD HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
OPERATIONS:
  Net investment
   income................    $  240,861     $    350,538
  Capital gains income...       --               204,347
  Net realized gain
   (loss) on security
   transactions..........      (589,641)     (13,411,172)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,830,401       28,635,146
                             ----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,481,621       15,778,859
                             ----------     ------------
UNIT TRANSACTIONS:
  Purchases..............     1,113,444       13,769,464
  Net transfers..........     1,437,269         (303,023)
  Surrenders for benefit
   payments and fees.....      (564,703)      (5,693,240)
  Net loan activity......         6,845           40,597
  Cost of insurance......      (621,936)      (5,932,072)
                             ----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,370,919        1,881,726
                             ----------     ------------
  Net increase (decrease)
   in net assets.........     2,852,540       17,660,585
NET ASSETS:
  Beginning of year......     6,004,820       57,386,149
                             ----------     ------------
  End of year............    $8,857,360     $ 75,046,734
                             ==========     ============

(a)  From inception, January 24, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(d) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(e) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(g) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.

_____________________________________ SA-17 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                               HARTFORD
                             INTERNATIONAL         HARTFORD           HARTFORD
                           OPPORTUNITIES HLS  INTERNATIONAL STOCK     LARGE CAP
                                 FUND              HLS FUND        GROWTH HLS FUND
                            SUB-ACCOUNT (F)       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -------------------  ---------------
OPERATIONS:
  Net investment
   income................     $    81,710        $    457,280        $   (85,361)
  Capital gains income...        --                 --                  --
  Net realized gain
   (loss) on security
   transactions..........      (3,996,762)        (12,321,498)        (9,524,826)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       5,839,671          19,609,425         12,714,503
                              -----------        ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,924,619           7,745,207          3,104,316
                              -----------        ------------        -----------
UNIT TRANSACTIONS:
  Purchases..............       1,384,626           4,906,858          3,597,781
  Net transfers..........         (51,748)           (436,496)            17,869
  Surrenders for benefit
   payments and fees.....        (591,076)         (2,043,342)        (1,134,902)
  Net loan activity......           2,413              13,395              4,519
  Cost of insurance......        (569,997)         (2,080,618)        (1,362,447)
                              -----------        ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         174,218             359,797          1,122,820
                              -----------        ------------        -----------
  Net increase (decrease)
   in net assets.........       2,098,837           8,105,004          4,227,136
NET ASSETS:
  Beginning of year......       6,395,535          26,694,335         13,065,090
                              -----------        ------------        -----------
  End of year............     $ 8,494,372        $ 34,799,339        $17,292,226
                              ===========        ============        ===========

(f) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                             HARTFORD
                           HARTFORD MID  HARTFORD MONEY      HARTFORD         HARTFORD       SMALLCAP
                            CAP STOCK      MARKET HLS    MULTISECTOR BOND  SMALLCAP VALUE   GROWTH HLS      HARTFORD STOCK
                             HLS FUND         FUND           HLS FUND         HLS FUND         FUND            HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)
                           ------------  --------------  ----------------  --------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $   (59,402)   $    (8,144)      $  225,070      $   (45,353)   $   (753,601)      $   22,466
  Capital gains income...      --             --              --                276,335         --              --
  Net realized gain
   (loss) on security
   transactions..........   (1,665,371)       --                23,000       (2,174,704)    (45,819,239)        (374,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    5,194,482        --               101,366        9,800,588      81,340,542          956,794
                           -----------    -----------       ----------      -----------    ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,469,709         (8,144)         349,436        7,856,866      34,767,702          605,204
                           -----------    -----------       ----------      -----------    ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............    2,953,062      3,315,212          659,590        5,002,016      15,738,874          576,667
  Net transfers..........      860,752     (4,740,509)         585,362         (269,841)       (163,443)         789,735
  Surrenders for benefit
   payments and fees.....   (1,070,977)    (2,424,220)        (576,657)      (1,759,376)     (6,937,025)        (246,525)
  Net loan activity......           97         45,860              820           (1,811)        (12,463)             291
  Cost of insurance......   (1,101,172)    (1,416,167)        (365,889)      (1,876,589)     (6,398,654)        (201,054)
                           -----------    -----------       ----------      -----------    ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,641,762     (5,219,824)         303,226        1,094,399       2,227,289          919,114
                           -----------    -----------       ----------      -----------    ------------       ----------
  Net increase (decrease)
   in net assets.........    5,111,471     (5,227,968)         652,662        8,951,265      36,994,991        1,524,318
NET ASSETS:
  Beginning of year......   10,800,008     20,040,643        4,069,945       20,435,307      70,007,817        1,913,604
                           -----------    -----------       ----------      -----------    ------------       ----------
  End of year............  $15,911,479    $14,812,675       $4,722,607      $29,386,572    $107,002,808       $3,437,922
                           ===========    ===========       ==========      ===========    ============       ==========

                           HARTFORD U.S.
                             GOVERNMENT    HARTFORD VALUE
                           SECURITIES HLS  OPPORTUNITIES
                                FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
OPERATIONS:
  Net investment
   income................   $   143,903     $   (82,013)
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........     1,326,690      (7,660,362)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (1,176,299)     16,764,509
                            -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       294,294       9,022,134
                            -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     3,467,473       4,596,920
  Net transfers..........    (3,193,203)        718,071
  Surrenders for benefit
   payments and fees.....    (1,763,376)     (1,936,270)
  Net loan activity......        (6,459)         15,638
  Cost of insurance......    (2,107,872)     (1,993,751)
                            -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,603,437)      1,400,608
                            -----------     -----------
  Net increase (decrease)
   in net assets.........    (3,309,143)     10,422,742
NET ASSETS:
  Beginning of year......    23,494,789      21,430,330
                            -----------     -----------
  End of year............   $20,185,646     $31,853,072
                            ===========     ===========

(c) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-19 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Variable Account C (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES--The Company will make deductions at a maximum annual rate of 1.00% of the Contract's value for the mortality and expense risks which the Company undertakes and 0.35% for policy advance charges.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-20 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES     PROCEEDS
FUND                                        AT COST     FROM SALES
----                                      -----------  ------------
Hartford Advisers HLS Fund..............  $ 4,019,721  $  5,853,740
Hartford Blue Chip Stock HLS Fund.......    3,304,078     4,347,503
Hartford Bond HLS Fund..................    8,121,230     7,997,690
Hartford Capital Appreciation HLS
 Fund...................................    6,375,078       525,825
Hartford Capital Opportunities HLS
 Fund...................................      643,232       504,419
Hartford Global Leaders HLS Fund........    4,129,557     7,038,259
Hartford Disciplined Equity HLS Fund....    3,113,225     4,638,932
Hartford Growth Opportunities HLS
 Fund...................................    8,004,221    26,416,318
Hartford High Yield HLS Fund............    1,339,452     1,638,771
Hartford Index HLS Fund.................    6,057,225     5,294,048
Hartford International Opportunities HLS
 Fund...................................    1,281,920       776,996
Hartford International Stock HLS Fund...    1,921,567     3,242,397
Hartford LargeCap Growth HLS Fund.......    2,034,306     1,837,865
Hartford MidCap Stock HLS Fund..........    2,383,280     1,845,308
Hartford Money Market HLS Fund..........   11,568,109    13,535,150
Hartford SmallCap Value HLS Fund........    3,864,615     3,270,571
Hartford SmallCap Growth HLS Fund.......    9,060,187    13,594,481
Hartford Stock HLS Fund.................    1,309,452       424,877
Hartford U.S. Government Securities HLS
 Fund...................................    3,043,170     3,702,822
Hartford Value Opportunities HLS Fund...    3,035,025     2,930,033
                                          -----------  ------------
                                          $84,608,650  $109,416,005
                                          ===========  ============

_____________________________________ SA-21 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 5.  CHANGES IN SHARES OUTSTANDING*

    The changes in shares outstanding for the year ended December 31, 2004 were as follows:

                                                                NET
                                       SHARES      SHARES     INCREASE
FUND                                 PURCHASED*     SOLD     (DECREASE)
----                                 ----------  ----------  ----------
Hartford Advisers HLS Fund.........     176,938     258,651     (81,713)
Hartford Blue Chip Stock HLS
 Fund..............................     198,740     262,255     (63,515)
Hartford Bond HLS Fund.............     652,736     264,041     388,695
Hartford Capital Appreciation HLS
 Fund..............................     134,256      11,245     123,011
Hartford Capital Opportunities HLS
 Fund..............................      97,272      76,733      20,539
Hartford Global Leaders HLS Fund...     245,257     423,386    (178,129)
Hartford Disciplined Equity HLS
 Fund..............................     273,101     409,721    (136,620)
Hartford Growth Opportunities HLS
 Fund..............................     323,424   1,068,294    (744,870)
Hartford High Yield HLS Fund.......     136,077     162,810     (26,733)
Hartford Index HLS Fund............     199,244     175,399      23,845
Hartford International
 Opportunities HLS Fund............     119,711      74,249      45,462
Hartford International Stock HLS
 Fund..............................     159,060     266,235    (107,175)
Hartford LargeCap Growth HLS
 Fund..............................     227,692     205,063      22,629
Hartford MidCap Stock HLS Fund.....     208,125     162,003      46,122
Hartford Money Market HLS Fund.....  11,568,109  13,535,150  (1,967,041)
Hartford SmallCap Value HLS Fund...     249,834     212,477      37,357
Hartford SmallCap Growth HLS
 Fund..............................     492,349     745,257    (252,908)
Hartford Stock HLS Fund............      29,531       9,624      19,907
Hartford U.S. Government Securities
 HLS Fund..........................     271,547     326,174     (54,627)
Hartford Value Opportunities HLS
 Fund..............................     189,308     182,160       7,148

    The changes in shares outstanding for the year ended December 31, 2003 were as follows:

                                                                NET
                                       SHARES      SHARES     INCREASE
FUND                                 PURCHASED*     SOLD     (DECREASE)
----                                 ----------  ----------  ----------
Hartford Advisers HLS Fund.........     228,463     219,958       8,505
Hartford Blue Chip Stock HLS
 Fund..............................     393,663     250,593     143,070
Hartford Bond HLS Fund.............     379,409     395,693     (16,284)
Hartford Capital Appreciation HLS
 Fund..............................      89,456      15,194      74,262
Hartford Capital Opportunities HLS
 Fund..............................     156,582      59,958      96,624
Hartford Global Leaders HLS Fund...     566,918     733,871    (166,953)
Hartford Disciplined Equity HLS
 Fund..............................   1,283,251   1,683,299    (400,048)
Hartford Growth Opportunities HLS
 Fund..............................     662,807     930,077    (267,270)
Hartford High Yield HLS Fund.......     511,067     337,931     173,136
Hartford Index HLS Fund............     626,085     536,857      89,228
Hartford International
 Opportunities HLS Fund............     239,259     290,296     (51,037)
Hartford International Stock HLS
 Fund..............................     361,197     286,233      74,964
Hartford Large Cap Growth HLS
 Fund..............................     328,062     192,213     135,849
Hartford Mid Cap Stock HLS Fund....     423,429     264,528     158,901
Hartford Money Market HLS Fund.....  31,285,493  36,513,384  (5,227,891)
Hartford Multisector Bond HLS
 Fund..............................     166,404     121,272      45,132
Hartford Small Cap Value HLS
 Fund..............................     371,216     265,505     105,711
Hartford SmallCap Growth HLS
 Fund..............................   1,189,602   1,078,594     111,008
Hartford Stock HLS Fund............      43,012     200,620    (157,608)
Hartford U.S. Government Securities
 HLS Fund..........................     391,037     693,498    (302,461)
Hartford Value Opportunities HLS
 Fund..............................     323,923     219,078     104,845

  * Shares are equivalent of units owned by participants prior to applicable management fees.

_____________________________________ SA-22 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges    1,236,308   $11.059685    $ 13,673,181    --          2.09%        3.74%
        Highest contract charges     173,147    16.344371       2,829,977    1.35%       2.07%        2.35%
        Remaining contract
        charges                    1,637,645      --           48,876,342    --         --          --
  2003  Lowest contract charges    1,213,421    10.660581      12,935,775    --          2.50%       18.49%
        Highest contract charges     169,148    15.968687       2,701,078    0.94%       2.45%       16.90%
        Remaining contract
        charges                    1,735,277      --           50,541,879    --         --          --
  2002  Lowest contract charges    1,076,453     8.996932       9,684,773    --          6.77%      (14.89)%
        Highest contract charges     172,764    13.659718       2,359,914    1.35%       6.77%      (16.03)%
        Remaining contract
        charges                    1,809,172      --           44,979,720    --         --          --
HARTFORD BLUE CHIP STOCK HLS FUND
  2004  Lowest contract charges    1,801,755     9.894691      17,827,806    --          0.20%        8.90%
        Highest contract charges     247,815    18.086718       4,482,169    1.35%       0.19%        7.44%
        Remaining contract
        charges                    2,055,357      --           37,431,445    --         --          --
  2003  Lowest contract charges    1,724,844     9.085856      15,671,680    --          0.04%       29.30%
        Highest contract charges     259,521    16.833925       4,368,765    0.86%       0.04%       27.56%
        Remaining contract
        charges                    2,125,538      --           35,966,946    --         --          --
  2002  Lowest contract charges    1,518,903     7.027173      10,673,594    --         --          (24.39)%
        Highest contract charges     239,645    13.196452       3,162,463    1.35%      --          (25.41)%
        Remaining contract
        charges                    2,090,394      --           27,678,298    --         --          --
  2001  Lowest contract charges    1,194,213     9.294581      11,099,709    --         --          (14.42)%
        Highest contract charges     211,775    17.692316       3,746,794    1.35%      --          (15.57)%
        Remaining contract
        charges                    2,091,570      --           37,060,759    --         --          --
HARTFORD BOND HLS FUND
  2004  Lowest contract charges      288,838    13.981339       4,038,347    --          5.04%        4.62%
        Highest contract charges      74,350    15.544391       1,155,718    1.35%       4.93%        3.22%
        Remaining contract
        charges                      503,917      --           12,173,939    --         --          --
  2003  Lowest contract charges      162,801    13.363438       2,175,580    --          4.35%        7.84%
        Highest contract charges      53,439    15.059294         804,755    0.98%       4.32%        6.40%
        Remaining contract
        charges                      434,265      --           10,144,361    --         --          --
  2002  Lowest contract charges      172,244    12.391284       2,134,325    --         12.76%       10.09%
        Highest contract charges      54,869    14.153476         776,587    1.35%      12.76%        8.61%
        Remaining contract
        charges                      457,251      --           10,019,969    --         --          --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges      184,706    17.003597       3,140,676    --          0.43%       19.36%
        Highest contract charges      55,167    16.567092         913,957    1.34%       0.58%       17.77%
        Remaining contract
        charges                      390,122      --            6,485,939    --         --          --
  2003  Lowest contract charges       72,698    14.245123       1,035,598    --          1.36%       42.45%
        Highest contract charges      12,254    14.067922         172,383    0.76%       1.15%       40.68%
        Remaining contract
        charges                      150,934      --            2,126,923    --         --          --

_____________________________________ SA-23 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges      417,658   $ 6.721229    $  2,807,175      --        0.42%        9.93%
        Highest contract charges      41,659     6.310367         262,882    1.35%       0.42%        8.46%
        Remaining contract
        charges                      187,563      --            1,193,670    --         --          --
  2003  Lowest contract charges      409,541     6.113925       2,503,904    --          0.39%       27.38%
        Highest contract charges      37,299     5.818179         217,010    0.39%       0.38%       25.68%
        Remaining contract
        charges                      177,563      --            1,040,040    --         --          --
  2002  Lowest contract charges      348,521     4.799618       1,672,767    --         --          (28.85)%
        Highest contract charges      35,081     4.629481         162,409    1.35%      --          (29.81)%
        Remaining contract
        charges                      136,531      --              635,134    --         --          --
  2001  Lowest contract charges      249,148     6.745603       1,680,655    --         --          (23.63)%
        Highest contract charges      23,777     6.595191         156,815    1.35%      --          (24.66)%
        Remaining contract
        charges                      114,609      --              758,159    --         --          --
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges    1,389,932    12.384136      17,213,111    --          0.55%       19.19%
        Highest contract charges     246,985    14.480181       3,576,389    1.35%       0.55%       17.59%
        Remaining contract
        charges                    3,529,663      --           91,894,950    --         --          --
  2003  Lowest contract charges    1,323,934    10.390613      13,756,482    --          0.45%       35.57%
        Highest contract charges     233,928    12.314257       2,880,647    1.01%       0.44%       31.80%
        Remaining contract
        charges                    3,672,211      --           81,156,811    --         --          --
  2002  Lowest contract charges      999,594     7.664200       7,661,089    --         21.56%      (19.35)%
        Highest contract charges     217,771     9.206389       2,004,885    1.35%      21.56%      (20.43)%
        Remaining contract
        charges                    3,743,022      --           61,731,474    --         --          --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges    1,496,148    10.259344      15,349,493    --          1.15%        8.41%
        Highest contract charges     179,428    16.230638       2,912,226    1.35%       1.06%        6.96%
        Remaining contract
        charges                    1,570,449      --           35,587,245    --         --          --
  2003  Lowest contract charges    1,406,966     9.463519      13,314,854    --          1.36%       28.81%
        Highest contract charges     195,575    15.175060       2,967,870    0.89%       1.30%       27.09%
        Remaining contract
        charges                    1,676,395      --           35,451,286    --         --          --
  2002  Lowest contract charges      492,639     7.346396       3,619,120    --         13.29%      (24.68)%
        Highest contract charges     147,888    11.940163       1,765,807    1.35%      13.29%      (25.69)%
        Remaining contract
        charges                    1,620,621      --           26,916,117    --         --          --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges    2,478,761    14.986075      37,146,901    --         --           17.19%
        Highest contract charges     302,568    19.107576       5,781,346    1.35%      --           15.62%
        Remaining contract
        charges                    5,672,447      --          237,957,086    --         --          --
  2003  Lowest contract charges    2,389,412    12.788400      30,556,755    --         --           43.79%
        Highest contract charges     295,658    16.526968       4,886,325    1.01%      --           41.86%
        Remaining contract
        charges                    6,117,667      --          221,811,209    --         --          --
  2002  Lowest contract charges    2,098,527     8.893802      18,663,881    --         --          (27.65)%
        Highest contract charges     288,112    11.649837       3,356,453    1.35%      --          (28.62)%
        Remaining contract
        charges                    6,323,304      --          161,271,382    --         --          --
  2001  Lowest contract charges    1,580,703    12.292836      19,431,325    --         24.30%      (22.85)%
        Highest contract charges     283,717    16.321628       4,630,723    1.35%      24.30%      (23.90)%
        Remaining contract
        charges                    6,618,248      --          236,138,961    --         --          --

_____________________________________ SA-24 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
HARTFORD HIGH YIELD HLS FUND
  2004  Lowest contract charges      225,821   $11.478548    $  2,592,100    --          4.84%        7.40%
        Highest contract charges      42,104    12.329169         519,111    1.35%       4.39%        5.96%
        Remaining contract
        charges                      398,321      --            5,652,859    --         --          --
  2003  Lowest contract charges      209,358    10.687323       2,237,471    --          4.08%       23.18%
        Highest contract charges      55,821    11.635260         649,489    0.90%       4.06%       21.53%
        Remaining contract
        charges                      446,586      --            5,970,400    --         --          --
  2002  Lowest contract charges      152,038     8.675866       1,319,061    --         21.26%       (7.19)%
        Highest contract charges      42,937     9.573657         411,063    1.35%      21.26%       (8.43)%
        Remaining contract
        charges                      389,387      --            4,274,696    --         --          --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges    2,379,167     9.493669      22,587,025    --          1.32%       10.39%
        Highest contract charges     359,141    18.186693       6,531,593    1.35%       1.31%        8.91%
        Remaining contract
        charges                    2,901,086      --           53,213,199    --         --          --
  2003  Lowest contract charges    2,244,487     8.599825      19,302,197    --          1.48%       28.13%
        Highest contract charges     337,996    16.698242       5,643,946    0.89%       1.44%       26.42%
        Remaining contract
        charges                    2,980,122      --           50,100,591    --         --          --
  2002  Lowest contract charges    1,992,890     6.711711      13,375,699    --          5.50%      (22.43)%
        Highest contract charges     317,461    13.209047       4,193,360    1.35%       5.50%      (23.47)%
        Remaining contract
        charges                    2,999,515      --           39,817,090    --         --          --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges      259,720     9.126221       2,370,266    --          0.77%       18.08%
        Highest contract charges      84,551    11.515335         973,635    1.35%       0.78%       16.50%
        Remaining contract
        charges                      506,936      --            7,156,985    --         --          --
  2003  Lowest contract charges      226,137     7.728754       1,747,760    --          2.17%       29.25%
        Highest contract charges      72,090     9.884466         712,574    0.95%       2.19%       27.53%
        Remaining contract
        charges                      498,807      --            6,034,038    --         --          --
HARTFORD INTERNATIONAL STOCK HLS FUND
  2004  Lowest contract charges      764,392    10.906414       8,336,778    --          0.30%       15.31%
        Highest contract charges     180,404    14.477176       2,611,742    1.35%       0.31%       13.77%
        Remaining contract
        charges                    1,588,378      --           27,594,424    --         --          --
  2003  Lowest contract charges      733,155     9.458333       6,934,425    --          2.57%       30.01%
        Highest contract charges     184,894    12.725507       2,352,866    0.95%       2.53%       28.27%
        Remaining contract
        charges                    1,673,739      --           25,512,048    --         --          --
  2002  Lowest contract charges      670,829     7.274903       4,880,216    --          0.90%       (9.74)%
        Highest contract charges     175,808     9.920698       1,744,143    1.35%       0.90%      (10.96)%
        Remaining contract
        charges                    1,692,077      --           20,069,976    --         --          --
  2001  Lowest contract charges      552,133     8.060375       4,450,400    --          8.49%      (24.28)%
        Highest contract charges     163,325    11.141490       1,819,685    1.35%       8.49%      (25.30)%
        Remaining contract
        charges                    1,697,712      --           22,573,644    --         --          --

_____________________________________ SA-25 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
HARTFORD LARGECAP GROWTH HLS FUND
  2004  Lowest contract charges    1,413,281   $ 7.652383    $ 10,814,975    --          0.05%       11.54%
        Highest contract charges     159,867     9.142611       1,461,598    1.35%       0.05%       10.04%
        Remaining contract
        charges                      780,062      --            7,218,921    --         --          --
  2003  Lowest contract charges    1,357,412     6.860751       9,312,865    --         --           23.42%
        Highest contract charges     156,876     8.308187       1,303,355    0.57%      --           21.77%
        Remaining contract
        charges                      795,294      --            6,676,006    --         --          --
  2002  Lowest contract charges    1,186,781     5.558826       6,597,112    --         --          (31.04)%
        Highest contract charges     170,096     6.823015       1,160,565    1.35%      --          (31.97)%
        Remaining contract
        charges                      771,282      --            5,307,413    --         --          --
  2001  Lowest contract charges      974,746     8.060779       7,857,209    --         --          (14.90)%
        Highest contract charges     163,875    10.028841       1,643,473    1.35%      --          (16.05)%
        Remaining contract
        charges                      797,068      --            8,047,134    --         --          --
HARTFORD MIDCAP STOCK HLS FUND
  2004  Lowest contract charges      633,150    14.952850       9,467,402    --          0.13%       12.84%
        Highest contract charges     107,708    13.191965       1,420,876    1.35%       0.13%       11.32%
        Remaining contract
        charges                      570,984      --            7,624,359    --         --          --
  2003  Lowest contract charges      583,127    13.251978       7,727,584    --          0.16%       31.05%
        Highest contract charges     114,096    11.850235       1,352,063    0.62%       0.16%       29.29%
        Remaining contract
        charges                      570,601      --            6,831,832    --         --          --
  2002  Lowest contract charges      501,082    10.112376       5,067,128    --         --          (13.06)%
        Highest contract charges      99,265     9.165516         909,811    1.35%      --          (14.23)%
        Remaining contract
        charges                      521,747      --            4,823,069    --         --          --
  2001  Lowest contract charges      362,197    11.631253       4,212,806    --          0.32%       (4.17)%
        Highest contract charges     592,795    10.685723         592,795    1.35%       0.32%       (5.47)%
        Remaining contract
        charges                      407,285      --            4,381,253    --         --          --
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges      376,548    11.768100       4,431,256    --          0.92%        0.94%
        Highest contract charges     106,573    12.195264       1,299,684    1.35%       0.93%       (0.41)%
        Remaining contract
        charges                      450,781      --            7,114,749    --         --          --
  2003  Lowest contract charges      470,467    11.658086       5,484,750    --          0.75%        0.75%
        Highest contract charges     119,926    12.245454       1,468,553    0.80%       0.76%       (0.60)%
        Remaining contract
        charges                      497,257      --            7,859,372    --         --          --
  2002  Lowest contract charges      536,913    11.571531       6,212,911    --          5.03%        1.50%
        Highest contract charges     167,979    12.319725       2,069,460    1.35%       5.03%        0.13%
        Remaining contract
        charges                      741,999      --           11,758,272    --         --          --

_____________________________________ SA-26 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
HARTFORD SMALLCAP VALUE HLS FUND
  2004  Lowest contract charges      705,712   $22.016543    $ 15,537,353    --          0.65%       13.98%
        Highest contract charges     126,858    20.500936       2,600,713    1.35%       0.65%       12.46%
        Remaining contract
        charges                      744,008      --           15,442,378    --         --          --
  2003  Lowest contract charges      661,438    19.315610      12,776,078    --          0.49%       38.46%
        Highest contract charges     123,734    18.230255       2,255,698    0.68%       0.49%       36.60%
        Remaining contract
        charges                      779,219      --           14,354,796    --         --          --
  2002  Lowest contract charges      593,968    13.950696       8,286,262    --         10.80%      (15.16)%
        Highest contract charges     115,341    13.345574       1,539,298    1.35%      10.80%      (16.30)%
        Remaining contract
        charges                      788,151      --           10,609,747    --         --          --
  2001  Lowest contract charges      423,921    16.444170       6,971,029    --         --           21.01%
        Highest contract charges      81,823    15.945081       1,304,668    1.35%      --           19.37%
        Remaining contract
        charges                      658,656      --           10,572,771    --         --          --
HARTFORD SMALLCAP GROWTH HLS FUND
  2004  Lowest contract charges    1,906,182    16.588167      31,620,068    --         --           15.43%
        Highest contract charges     275,322    17.795292       4,899,430    1.35%      --           13.88%
        Remaining contract
        charges                    3,145,545      --           81,869,196    --         --          --
  2003  Lowest contract charges    1,842,727    14.370808      26,481,473    --         --           50.06%
        Highest contract charges     281,191    15.626012       4,393,889    0.89%      --           48.05%
        Remaining contract
        charges                    3,337,095      --           76,127,446    --         --          --
  2002  Lowest contract charges    1,608,473     9.576694      15,403,858    --         --          (28.83)%
        Highest contract charges     291,069    10.554554       3,072,105    1.35%      --          (29.79)%
        Remaining contract
        charges                    3,350,541      --           51,531,854    --         --          --
  2001  Lowest contract charges    1,232,916    13.458760      16,591,232    --         11.29%      (20.18)%
        Highest contract charges     262,097    15.033088       3,940,125    1.35%      11.29%      (21.26)%
        Remaining contract
        charges                    3,431,819      --           75,039,660    --         --          --
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges      220,997    10.569949       2,335,925    --          1.19%        4.17%
        Highest contract charges      28,089     9.924359         278,765    1.35%       1.15%        2.77%
        Remaining contract
        charges                      183,653      --            1,838,565    --         --          --
  2003  Lowest contract charges      182,524    10.146919       1,852,052    --          1.54%       21.76%
        Highest contract charges      23,238     9.656665         224,405    0.58%       1.40%       20.14%
        Remaining contract
        charges                      140,029      --            1,361,465    --         --          --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2004  Lowest contract charges      373,147    13.710488       5,116,024    --          3.50%        2.07%
        Highest contract charges     119,714    15.185674       1,817,941    1.35%       3.96%        0.70%
        Remaining contract
        charges                      547,544      --           12,307,113    --         --          --
  2003  Lowest contract charges      373,515    13.432393       5,017,202    --          1.57%        2.15%
        Highest contract charges      75,041    15.079851       1,131,613    0.89%       1.42%        0.78%
        Remaining contract
        charges                      629,079      --           14,036,831    --         --          --
  2002  Lowest contract charges      374,100    13.150191       4,919,482    --          3.99%       10.73%
        Highest contract charges      80,589    14.963659       1,205,899    1.35%       3.99%        9.25%
        Remaining contract
        charges                      787,975      --           17,369,409    --         --          --
  2001  Lowest contract charges      227,220    11.875862       2,698,430    --          5.83%        7.54%
        Highest contract charges      73,869    13.697258       1,011,800    1.35%       5.83%        6.09%
        Remaining contract
        charges                      621,954      --           12,543,522    --         --          --

_____________________________________ SA-27 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges      822,557   $14.346066    $ 11,800,464    --          0.31%       18.87%
        Highest contract charges     131,244    21.812550       2,862,765    1.35%       0.30%       17.28%
        Remaining contract
        charges                    1,053,678      --           23,215,280    --         --          --
  2003  Lowest contract charges      770,680    12.068264       9,300,768    --          0.53%       41.87%
        Highest contract charges     124,978    18.598476       2,324,399    0.85%       0.52%       39.97%
        Remaining contract
        charges                    1,078,746      --           20,227,905    --         --          --
  2002  Lowest contract charges      633,261     8.506309       5,386,710    --          2.79%      (24.95)%
        Highest contract charges     123,875    13.287035       1,645,935    1.35%       2.49%      (25.96)%
        Remaining contract
        charges                    1,076,741      --           14,397,686    --         --          --
  2001  Lowest contract charges      434,939    11.334465       4,929,806    --         13.05%       (2.54)%
        Highest contract charges     108,359    17.945997       1,944,610    1.35%      13.05%       (3.86)%
        Remaining contract
        charges                    1,054,057      --           19,001,419    --         --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

_____________________________________ SA-28 ____________________________________

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY & EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.75% to 1.00% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, ranging from

    - $7.50-11.50 plus $0.13 per $1,000 of the face amount

    - $4.50-6.00

for administrative services provided by the Company.

These charges are a redemption in unit values.

The Company, will also make certain deductions ranging from 0.27%-0.35% for policy value advances.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Guaranteed Death Benefit, Policy Value Advances, Recovery Charge, Waiver of Selected Amount, Waiver of Monthly Deduction, Additional Insured, Primary Insured, Child Insurance, Accelerated Benefit, Second to Die Life Term Rider, First to Die Life Term Rider, and, Single Life Waiver of Single Amount, Joint Waiver of Selected Amount, Joint Waiver of Monthly Deductions, and Estate Protection Rider. These deductions ranging from

    - $0.01-0.06 per $1.000 of face value

    - $0.07-8.88 per $1,000 of amount at risk

    - $2.33-42.39 per $100 of selected amount

    - $2.33-24.10 per $1,000 of selected amount

    - $0.07-7.39 per $1,000 of death benefit

    - $0.09-1,000 per $1,000 of benefit

   - 5.27% interest discount plus $50 -- 10% discount plus $300

These charges are a redemption in units.

_____________________________________ SA-29 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    ------------------------------------------------------------------------

To the Board of Directors and Stockholder of Fortis Benefits Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company and its subsidiaries (the Company), an indirect wholly owned subsidiary of Assurant, Inc. at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP
March 31, 2005
Minneapolis, Minnesota

                       FORTIS BENEFITS INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2004 AND 2003

                                                                               DECEMBER 31,
                                                                       -----------------------------
                                                                          2004              2003
                                                                       -----------------------------
                                                                           (in thousands except
                                                                                share data)
ASSETS
  Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost -- $3,356,668 in 2004 and $3,227,043 in
   2003)                                                               $ 3,604,365       $ 3,452,299
  Equity securities available for sale, at fair value
   (cost -- $241,101 in 2004 and $199,287 in 2003)                         248,722           208,149
  Commercial mortgage loans on real estate at amortized cost               695,921           634,615
  Policy loans                                                               9,956            10,678
  Short-term investments                                                    47,989            71,057
  Collateral held under securities lending                                 332,276           379,898
  Other investments                                                         45,171            51,831
                                                                       -----------------------------
                                           TOTAL INVESTMENTS             4,984,400         4,808,527
                                                                       -----------------------------
  Cash and cash equivalents                                                 43,362            29,176
  Premiums and accounts receivable, less allowances for
   doubtful accounts (2004 -- $8,717; 2003 -- $11,072)                      78,669            65,605
  Reinsurance recoverables                                               1,238,111         1,210,299
  Due from affiliates                                                        5,967                --
  Accrued investment income                                                 51,933            49,756
  Deferred acquisition costs                                               116,060           103,606
  Property and equipment, at cost less accumulated
   depreciation                                                              1,507             2,566
  Deferred income taxes, net                                                20,515            54,249
  Goodwill                                                                 156,104           156,985
  Value of business acquired                                                39,413            45,710
  Other assets                                                              38,708            41,710
  Assets held in separate accounts                                       3,435,089         3,516,070
                                                                       -----------------------------
                                                TOTAL ASSETS           $10,209,838       $10,084,259
                                                                       -----------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2004 AND 2003

                                                                           DECEMBER 31,
                                                                   -----------------------------
                                                                      2004              2003
                                                                   -----------------------------
                                                                       (in thousands except
                                                                            share data)
LIABILITIES
  Future policy benefits and expenses                              $ 3,028,030       $ 2,869,324
  Unearned premiums                                                     46,228            50,002
  Claims and benefits payable                                        1,884,608         1,810,847
  Commissions payable                                                   19,721            15,918
  Reinsurance balances payable                                           6,727             5,138
  Funds held under reinsurance                                              93               100
  Deferred gain on disposal of businesses                              206,182           249,481
  Obligation under securities lending                                  332,276           379,898
  Due to affiliates                                                         --             3,478
  Accounts payable and other liabilities                               159,798           141,309
  Tax payable                                                            7,987            22,112
  Liabilities related to separate accounts                           3,435,089         3,516,070
                                                                   -----------------------------
                                           TOTAL LIABILITIES         9,126,739         9,063,677
                                                                   -----------------------------
STOCKHOLDER'S EQUITY
  Common stock, par value $5 per share, 1,000,000 shares
   authorized, issued, and outstanding                             $     5,000       $     5,000
  Additional paid-in capital                                           516,570           516,570
  Retained earnings                                                    388,854           342,610
  Accumulated other comprehensive income                               172,675           156,402
                                                                   -----------------------------
                                  TOTAL STOCKHOLDER'S EQUITY         1,083,099         1,020,582
                                                                   -----------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $10,209,838       $10,084,259
                                                                   -----------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                        YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------
                                                                 2004             2003             2002
                                                              --------------------------------------------
                                                                             (in thousands)
REVENUES
  Net earned premiums and other considerations                $1,756,320       $1,705,681       $1,686,364
  Net investment income                                          275,693          259,804          258,590
  Net realized gain (loss) on investments                          8,371            3,909          (45,801)
  Amortization of deferred gain on disposal of businesses         43,299           51,846           60,186
  Fees and other income                                           13,033           15,099           13,099
                                                              --------------------------------------------
                                              TOTAL REVENUES   2,096,716        2,036,339        1,972,438
                                                              --------------------------------------------
BENEFITS, LOSSES AND EXPENSES
  Policyholder benefits                                        1,352,002        1,284,723        1,304,765
  Amortization of deferred acquisition costs and value of
   business acquired                                              75,011           60,096           58,293
  Underwriting, general and administrative expenses              490,300          494,778          464,507
                                                              --------------------------------------------
                         TOTAL BENEFITS, LOSSES AND EXPENSES   1,917,313        1,839,597        1,827,565
                                                              --------------------------------------------
  Income before income taxes                                     179,403          196,742          144,873
  Income taxes                                                    59,810           66,613           44,225
                                                              --------------------------------------------
                                                  NET INCOME  $  119,593       $  130,129       $  100,648
                                                              --------------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                               Accumulated
                                                      Additional                  Other
                                             Common    Paid-in     Retained   Comprehensive
                                             Stock     Capital     Earnings   Income (Loss)     Total
                                             -----------------------------------------------------------
                                                                   (in thousands)
                   BALANCE, JANUARY 1, 2002  $5,000    $516,570    $170,811     $ 28,414      $  720,795
  Dividends on common stock                     --           --     (60,000)          --         (60,000)
Comprehensive income (loss):
  Net income                                    --           --     100,648           --         100,648
  Net change in unrealized gains on
   securities                                   --           --          --       74,696          74,696
  Foreign currency translation                  --           --          --       (1,913)         (1,913)
Total comprehensive income                                                                       173,431
                                             -----------------------------------------------------------
                 BALANCE, DECEMBER 31, 2002  5,000      516,570     211,459      101,197         834,226
                                             -----------------------------------------------------------
  Other                                         --           --       1,022           --           1,022
Comprehensive income:
  Net income                                    --           --     130,129           --         130,129
  Net change in unrealized gains on
   securities                                   --           --          --       50,016          50,016
  Foreign currency translation                  --           --          --        5,189           5,189
Total comprehensive income                                                                       185,334
                                             -----------------------------------------------------------
                 BALANCE, DECEMBER 31, 2003  5,000      516,570     342,610      156,402       1,020,582
                                             -----------------------------------------------------------
  Dividends on common stock                     --           --     (75,000)          --         (75,000)
  Other                                         --           --       1,674           --           1,674
Comprehensive income:
  Net income                                    --           --     119,593           --         119,593
  Net change in unrealized gains on
   securities                                   --           --          --       13,489          13,489
  Foreign currency translation                  --           --         (23)       2,784           2,761
Total comprehensive income                                                                       137,517
                                             -----------------------------------------------------------
                 BALANCE, DECEMBER 31, 2004  $5,000    $516,570    $388,854     $172,675      $1,083,099
                                             -----------------------------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                      YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                 2004           2003           2002
                                                              -----------------------------------------
                                                                           (in thousands)
OPERATING ACTIVITIES
  Net income                                                  $   119,593    $   130,129    $   100,648
  Adjustments to reconcile net income to net cash provided
   by operating activities:
  Change in reinsurance recoverable                               (27,812)       (59,107)       (24,284)
  Change in premiums and accounts receivables                     (19,078)           865         39,124
  Depreciation and amortization                                     1,033          1,125          1,253
  Change in deferred acquisition costs and value of
   businesses acquired                                             (3,095)        (9,031)       (15,322)
  Change in accrued investment income                              (2,017)        (3,828)         5,429
  Change in insurance policy reserves and expenses                211,093        222,012        165,188
  Change in accounts payable and other liabilities                 14,761        (36,088)        (4,919)
  Change in commissions payable                                     3,636        (11,427)         5,854
  Change in reinsurance balances payable                            1,589          4,510         (4,875)
  Change in funds held under reinsurance                               (7)            16            (12)
  Amortization of deferred gain on disposal of businesses         (43,299)       (51,846)       (60,186)
  Change in income taxes                                           11,413         72,719        (56,016)
  Net realized (gains)/losses on investments                       (8,371)        (3,909)        45,801
  Other                                                             4,372            393          1,106
                                                              -----------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      263,811        256,533        198,789
                                                              -----------------------------------------
INVESTING ACTIVITIES
  Sales of:
  Fixed maturities available for sale                             584,290        564,972      1,510,883
  Equity securities available for sale                             38,126         54,519      1,733,693
  Other invested assets                                            24,981         24,322          3,688
  Maturities, prepayments, and scheduled redemption of:
  Fixed maturities available for sale                             176,520        307,594        280,859
  Purchase of:
  Fixed maturities available for sale                            (865,381)    (1,189,996)    (1,997,147)
  Equity securities available for sale                            (79,441)      (145,931)    (1,723,664)
  Other invested assets                                           (18,318)       (13,885)        (1,188)
  Change in commercial mortgage loans on real estate              (59,273)       (52,475)        76,810
  Change in short term investments                                 23,068        174,167        (11,573)
  Change in collateral held under securities lending               47,622        (72,350)      (120,806)
  Change in policy loans                                              803           (219)          (365)
                                                              -----------------------------------------
                     NET CASH (USED IN) INVESTING ACTIVITIES  $  (127,003)   $  (349,282)   $  (248,810)
                                                              -----------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                         YEARS ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                       2004         2003        2002
                                                                     ---------------------------------
                                                                              (in thousands)
FINANCING ACTIVITIES
  Dividends paid                                                     $ (75,000)   $     --    $(60,000)
  Change in obligation under securities lending                        (47,622)     72,350     120,806
                                                                     ---------------------------------
         NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES          (122,622)     72,350      60,806
                                                                     ---------------------------------
  Change in cash and cash equivalents                                   14,186     (20,399)     10,785
  Cash and cash equivalents at beginning of period                      29,176      49,575      38,790
                                                                     ---------------------------------
  Cash and cash equivalents at end of period                         $  43,362    $ 29,176    $ 49,575
                                                                     ---------------------------------
Supplemental information:
  Income taxes paid                                                  $  48,447    $  7,702    $112,791

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES:
Non cash activities:
  Foreign currency translation                                       $   2,784    $  5,189    $ (1,913)
  Assumptions of Protective DBD in 2002:
  Non-cash assets assumed:
  Goodwill and intangibles                                           $      --    $     --    $ (3,796)
  Other assets                                                              --          --       1,435
  Federal income tax recoverable                                            --          --      (2,044)
                                                                     ---------------------------------
                                        TOTAL ASSETS ASSUMED         $      --    $     --    $ (4,405)
                                                                     ---------------------------------
  Non-cash liabilities assumed:
  Claim liabilities and dividends payable                            $      --    $     --    $    208
  Accrued expenses and other liabilities                                    --          --      (2,500)
                                                                     ---------------------------------
                                   TOTAL LIABILITIES ASSUMED         $      --    $     --    $ (2,292)
                                                                     ---------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FORTIS BENEFITS INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2004, 2003 AND 2002
(IN THOUSANDS EXCEPT SHARE DATA)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Fortis Benefits Insurance Company (the "Company") is a provider of life and health insurance products. On January 1, 2004, the Company was an indirect wholly owned subsidiary of Fortis, Inc., which itself was an indirect, wholly owned subsidiary of Fortis N.V. of the Netherlands and Fortis SA/NV of Belgium (collectively, "Fortis") through their affiliates, including their wholly owned subsidiary, Fortis Insurance N.V.

On February 5, 2004, Fortis sold approximately 65% of its ownership interest in Assurant, Inc. via an initial public offering (the "IPO") and retained approximately 35% of its ownership (50,199,130 shares). In connection with the IPO, Fortis, Inc. was merged into Assurant, Inc., a Delaware corporation, which was formed solely for the purpose of the redomestication of Fortis, Inc. After the merger, Assurant, Inc. became the successor to the business, operations and obligations of Fortis, Inc. Assurant, Inc. is traded on the New York Stock Exchange under the symbol AIZ.

On January 21, 2005, Fortis owned approximately 36% (50,199,130 shares) of the Assurant, Inc. based on the number of shares outstanding that day and sold 27,200,000 of those shares in a secondary offering to the public. Assurant, Inc. did not receive any of the proceeds from the sale of shares of common stock by Fortis. Fortis received all net proceeds from the sale. Fortis concurrently sold exchangeable bonds, due January 26, 2008, that are mandatorily exchangeable for their remaining 22,999,130 shares of Assurant, Inc. Fortis may elect, prior to the maturity date of the bonds, a cash settlement alternative and pay the bondholders an amount of cash equal to the applicable market value of Assurant, Inc.'s common stock. The exchangeable bonds and the shares of the Assurant, Inc.'s common stock into which they are exchangeable have not been and will not be registered under the Securities Act of 1933 and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The Company was redomesticated to Iowa from Minnesota in 2004. The Company distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits products and from individual, group health and pre-need products. The Company offers insurance products, including life insurance policies, annuity contracts, and group life, accident and health insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates when recording transactions resulting from business operations based on information currently available. The most significant items on the Company's balance sheet that involve accounting estimates and actuarial determinations are the value of business acquired ("VOBA"), goodwill, reinsurance recoverables, valuation of investments, deferred acquisition costs ("DAC"), liabilities for future policy benefits and expenses, taxes, and claims and benefits payable. The accounting estimates and actuarial determinations are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, and terminations by policyholders. As additional information becomes available or actual amounts are determinable, the recorded estimates will be revised and reflected in operating results. Although some variability is inherent in these estimates, the Company believes the amounts provided are reasonable and adequate.

Dollar amounts are presented in U.S. dollars and all amounts are in thousands except for number of shares and securities.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income, which includes foreign currency translation, unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2004 presentation.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

INVESTMENTS

The Company's investment strategy is developed based on many factors including appropriate insurance asset and liability management, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

Fixed maturities and equity securities are classified as available-for-sale and reported at fair value. If the fair value is higher than the amortized cost for debt securities or the purchase cost for equity securities, the excess is an unrealized gain; and if lower than cost, the difference is an unrealized loss. The net unrealized gains and participating policyholder dividends, losses, less deferred income taxes are reported as included in accumulated other comprehensive income and, accordingly, have no effect on net income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The change in the allowance for losses is recorded as realized gains and losses on investments. Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are carried principally at cost, which approximates fair value.

Other investments consist of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting. Any changes in the fair value are recorded as net realized gains and losses in the statement of operations.

The Company regularly monitors its investment portfolio to determine that investments that may be other than temporarily impaired are identified in a timely fashion and properly valued, and that any impairments are charged against earnings in the proper period. The Company's methodology to identify potential impairments requires professional judgment.

Changes in individual security values are monitored on a regular basis in order to identify potential credit problems. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watch list, which is discussed at monthly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the writedown reflected as a realized loss in the Statement of Operations for that period. Assessment factors include, but are not limited to, the financial condition and rating of the issuer, any collateral held and the length of time the market value of the security has been below cost.

Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors or countries could result in additional write downs in future periods for impairments that are deemed to be other-than-temporary.

Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. Therefore, the retrospective method is used to adjust the effective yield.

DERIVATIVE INSTRUMENT

In August 2003, the Company began to utilize derivative instruments in managing the PreNeed segment's exposure to inflation risk. The derivative instrument, a Consumer Price Index Cap (the "CPI CAP"), limits the inflation risk on certain policies to a maximum of 5% and has a notional amount of $454,000 amortizing to zero over 20 years. The CPI CAP does not qualify under GAAP as an effective hedge; therefore, it is marked-to-market on a quarterly basis and the accumulated gain or loss is recognized in the results of operations in fees and other income. As of December 31, 2004, the CPI CAP included in other assets amounted to $9,850 and the income recorded in the results of operations totaled $1,050.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, premium taxes and certain direct marketing expenses.

A premium deficiency is recognized by a charge to the statement of operations as a reduction of DAC to the extent that future policy premiums, including anticipation of interest income, are not adequate to recover all DAC and related claims, benefits and expenses. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

SHORT DURATION CONTRACTS

Acquisition costs relating to group term life, group disability and group dental consist primarily of new business underwriting, field sales support, commissions to agents and brokers, and compensation to sales representatives. These acquisition costs are front-end loaded; thus they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on individual medical contracts issued in most jurisdictions after 2002 and small group medical consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contract are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred but rather they are recorded in the consolidated Statement of Operations in the period in which they are incurred.

LONG DURATION CONTRACTS

Acquisition costs for pre-funded funeral life insurance policies and life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs relate primarily to commissions and marketing allowances.

For pre-funded funeral investment type annuities and universal life and investment-type annuities no longer offered, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs relating to individual medical contracts issued prior to 2003 and currently in a limited number of jurisdictions are deferred and amortized over the estimated average terms of the underlying contracts. These acquisition costs relate to commissions and policy issuance expenses. Commissions represent the majority of deferred costs and result from commission schedules that pay significantly higher rates in the first year. The majority of deferred policy issuance expenses are the costs of separately underwriting each individual medical contract.

Acquisition costs on the Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, 7 years for furniture and 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset. Depreciation expense was $1,033, $1,125, and $1,253 for the years ended December 31, 2004, 2003 and 2002, respectively.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. The Company adopted Statement of Financial Accounting Standards No. 142
("FAS 142"), Goodwill and Other Intangible Assets, as of January 1, 2002. Pursuant to FAS 142, goodwill is deemed to have an indefinite life and should not be amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. Prior to the adoption of FAS 142, goodwill was amortized over 20 years. Upon the adoption of FAS 142, the Company ceased amortizing goodwill. The measurement of fair value was determined based on a valuation report prepared by an independent valuation firm. The valuation was based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates. The Company performs a goodwill impairment test annually and has not recognized an impairment charge since adoption. The Company performed a January 1, 2005 impairment test during the three months ended
March 31, 2005 and concluded that goodwill was not further impaired.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and a small block of limited payment policies. For the remaining limited payment policies, pre-funded funeral life insurance policies, all universal life policies and annuities, the amortization of VOBA is over the expected life time of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then VOBA is charged to current earnings.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford"). The balance of reserve ceded for the variable insurance products issued by FFG was $870,764 and $890,592 as of December 31, 2004 and 2003, respectively.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Assurant, Inc. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives, including costs capitalized relating to developing software for internal use, are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then excess of the unamortized balance over the fair value of the intangible assets will be charged to earnings at that time.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the foreign currency is the functional currency, unrealized foreign exchange gains (losses) net of income taxes have been reflected in Stockholders' Equity under the caption "Accumulated other comprehensive income."

PREMIUMS

SHORT DURATION CONTRACTS

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical and dental, and individual medical contracts after 2002 in most jurisdictions.

LONG DURATION CONTRACTS

Currently, the Company's long duration contracts being sold are pre-funded funeral life insurance and investment type annuities. For pre-funded funeral life insurance policies, revenues are recognized when due from policyholders. For pre-funded funeral investment-type annuity contracts, revenues consist of charges assessed against policy balances.

For individual medical contracts sold prior to 2003, individual medical contracts currently sold in a limited number of jurisdictions and traditional life insurance contracts previously sold but no longer offered, revenue is recognized when due from policyholders.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded to Hartford Life and Annuity Insurance Company ("the Hartford") and John Hancock Life Insurance Company ("John Hancock"), respectively.

REINSURANCE ASSUMED

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

FEE INCOME

The Company primarily derives income from fees received from providing administrative services. Fee income is earned when services are performed.

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

SHORT DURATION CONTRACTS

For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include
(1) case basis reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR are recorded at an amount equal to the net present value of the expected claims future payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio, with adjustments for investment expenses and provisions for adverse deviation. Group long-term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

LONG DURATION CONTRACTS

Future policy benefits and expense reserves on LTC, life insurance policies that are no longer offered, individual medical polices issued prior to 2003 or issued in a limited number of jurisdictions and the traditional life insurance contracts within FFG are recorded at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for pre-funded funeral investment-type annuities, universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest crediting rates for pre-funded funeral investment-type annuities ranged from 2.5% to 5.5% in 2004, 2003 and 2002.

Future policy benefits and expense reserves for pre-funded funeral life insurance contracts are recorded as the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

Changes in the estimated liabilities are charged or credited to operations as the estimates are revised.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments to the Company by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

RECENT ACCOUNTING PRONOUNCEMENTS

In April 2003, the FASB issued FAS 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("FAS 149"). This statement amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under FAS 133, Accounting for Derivative Instruments and Hedging Activities. This Statement is effective prospectively for contracts entered into or modified after June 30, 2003 and prospectively for hedging relationships designated after June 30, 2003. The adoption of this standard did not have a material impact on the Company's financial position or results of operations.

On July 7, 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, Accounting and Reporting by Insurance

Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits and sales inducements to contract holders. SOP 03-1 was effective for the Company's financial statements on January 1, 2004. The adoption of this statement did not have a material impact on the Company's financial position or the results of operations.

In December 2003, the FASB issued FAS 132 (Revised 2003), Employers' Disclosure about Pensions and Other Postretirement Benefits ("FAS 132" -- Revised 2003). This statement revises employers' disclosure about pension plans and other postretirement benefit plans. This statement does not change the measurement or recognition of those plans required by FAS No. 87, Employers' Accounting for Pensions, No. 88, Employers' Accounting for Settlement and Curtailments of Defined Benefit Pension Plans and for Termination Benefits, and No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. This statement retains the disclosure requirements contained in FAS 132, Employers' Disclosure about Pensions and Other Postretirement Benefits, which it replaces. It requires additional disclosure to that found in FAS 132 about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit postretirement plans and was effective for fiscal year ending after December 15, 2003. The Company's Parent fully adopted this statement.

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements for other than temporary impairments of debt and marketable equity investments that are accounted for under Financial Accounting Standard 115 ("FAS 115"). EITF 03-1 also provides guidance for evaluating whether an investment is other than temporarily impaired. The adoption of EITF 03-1 required the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under FAS 115 that are impaired at the balance sheet date but for which an other than temporary impairment has not been recognized. The disclosures were effective for financial statements for fiscal years ending after December 15, 2003. The Company adopted the disclosure requirements of EITF 03-1 at December 31, 2003. The guidance for evaluating whether an investment is other than temporarily impaired is effective for reporting periods beginning after June 15, 2004; however, the Financial Accounting Standards Board ("FASB") has issued two new proposed Staff Positions. EITF 03-1a, which would defer the June 15, 2004 effective date of the requirement to record impairment losses caused by the effect of increases in interest rates or sector spreads on debt securities subject to paragraph 16 of EITF 03-1 until further guidance is provided and EITF 03-1b, which would exclude minor impairments from the requirement. Both Staff Positions are still in the comment period phase. The Company is continuing to evaluate the impact of adoption of this issue given the fact that portions of the issue are still in the comment period. The Company currently follows the guidance on other than temporary impairments provided by Staff Accounting Bulletin ("SAB") 59, Accounting for Noncurrent Marketable Equity Securities.

In May 2004, the FASB issued FASB Staff Position ("FSP") FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ('FAS 106-2'), which provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("the Act"). The Act introduces (1) a prescription drug benefit under Medicare and (2) a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least "actuarially equivalent" to Medicare Part D. The FASB concluded that the subsidy should be treated as an actuarial gain pursuant to FAS 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. FAS 106-2 is effective for the first interim period or annual period beginning after June 15, 2004. Since the effects of the Act were not considered a significant event, the effects of the Act were incorporated in the next measurement of plan assets and obligations, December 31, 2004. The Company believes that it will be entitled to the subsidy. Therefore, the Company adopted FAS 106-2 as of December 31, 2004. The adoption of FAS 106-2 did not have a material effect on either the Company's accumulated postretirement benefit obligation or its financial position or results of operations.

3. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2004 were as follows:

                                                           Cost or          Gross           Gross
                                                          Amortized       Unrealized      Unrealized
                                                             Cost           Gains           Losses        Fair Value
                                                          ----------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies
 and authorities                                          $  397,679       $ 12,531        $(1,200)       $  409,010
States, municipalities and political subdivisions             21,442          1,432             (1)           22,873
Foreign governments                                          181,537         11,967             (8)          193,496
Public utilities                                             453,889         38,756           (291)          492,354
All other corporate bonds                                  2,302,121        187,522         (3,011)        2,486,632
                                                          ----------------------------------------------------------
                           TOTAL FIXED MATURITIES         $3,356,668       $252,208        $(4,511)       $3,604,365
                                                          ----------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                         $  241,101       $  8,081        $  (460)       $  248,722
                                                          ----------------------------------------------------------
                          TOTAL EQUITY SECURITIES         $  241,101       $  8,081        $  (460)       $  248,722
                                                          ----------------------------------------------------------

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2003 were as follows:

                                                           Cost or          Gross           Gross
                                                          Amortized       Unrealized      Unrealized
                                                             Cost           Gains           Losses        Fair Value
                                                          ----------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies
 and authorities                                          $  564,124       $ 15,429        $(1,374)       $  578,179
States, municipalities and political subdivisions             30,089            999             --            31,088
Foreign governments                                           90,068          7,796            (90)           97,774
Public utilities                                             396,447         33,930           (195)          430,182
All other corporate bonds                                  2,146,315        172,407         (3,646)        2,315,076
                                                          ----------------------------------------------------------
                           TOTAL FIXED MATURITIES         $3,227,043       $230,561        $(5,305)       $3,452,299
                                                          ----------------------------------------------------------
EQUITY SECURITIES
COMMON STOCKS:
Banks, trusts and insurance companies                     $       --       $     32        $    --        $       32
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                            199,287          8,934           (104)          208,117
                                                          ----------------------------------------------------------
                          TOTAL EQUITY SECURITIES         $  199,287       $  8,966        $  (104)       $  208,149
                                                          ----------------------------------------------------------

The amortized cost and fair value of fixed maturities at December 31, 2004 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     Amortized
                                                                        Cost          Fair Value
                                                                     ---------------------------
Due in one year or less                                              $   93,764       $   95,589
Due after one year through five years                                   378,611          404,872
Due after five years through ten years                                1,042,275        1,104,188
Due after ten years                                                   1,373,511        1,524,040
                                                       TOTAL          2,888,161        3,128,689
Mortgage and asset backed securities                                    468,507          475,676
                                                                     ---------------------------
                                                       TOTAL         $3,356,668       $3,604,365
                                                                     ---------------------------

Gross gains of $16,151, $20,718 and $69,152 and gross losses of $6,871, $7,783 and $76,629 were realized on sales of fixed maturities and equity securities in 2004, 2003 and 2002, respectively.

Major categories of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                     ------------------------------
                                                                       2004       2003       2002
                                                                     ------------------------------
Fixed maturities                                                     $207,711   $195,500   $200,458
Equity securities                                                      16,117     12,097     10,364
Commercial mortgage loans on real estate                               55,329     49,940     52,392
Policy loans                                                              574        588        575
Short-term investments                                                    714      1,363        728
Other investments                                                       4,805      8,592      1,932
Cash and cash equivalents                                                 264        198         21
Investment expenses                                                    (9,821)    (8,474)    (7,880)
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $275,693   $259,804   $258,590
                                                                     ------------------------------

The net realized gains (losses) recorded in income for 2004, 2003 and 2002 are summarized as follows:

                                                                      Years Ended December 31,
                                                                     --------------------------
                                                                      2004     2003      2002
                                                                     --------------------------
Fixed maturities                                                     $8,651   $5,014   $(50,698)
Equity securities                                                       498     (127)     3,981
                                                                     --------------------------
                                 TOTAL MARKETABLE SECURITIES          9,149    4,887    (46,717)
Real estate                                                            (130)      --        917
Other                                                                  (648)    (978)        (1)
                                                                     --------------------------
                                                       TOTAL         $8,371   $3,909   $(45,801)
                                                                     --------------------------

The Company recorded $131, $8,048 and $39,240 of pre-tax realized losses in 2004, 2003 and 2002, respectively, associated with other-than-temporary declines in value of available for sale securities.

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2004 were as follows:

                                          Less than 12 months              12 Months or More                     Total
                                       --------------------------      --------------------------      --------------------------
                                                       Unrealized                      Unrealized                      Unrealized
                                       Fair Value        Losses        Fair Value        Losses        Fair Value        Losses
                                       ------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and
government agencies and
authorities                             $ 25,493        $  (553)        $19,646         $  (647)        $ 45,139        $(1,200)
States, municipalities and
political subdivisions                     1,095             (1)             --              --            1,095             (1)
Foreign governments                        2,111             (8)             --              --            2,111             (8)
Public utilities                          35,647           (291)             --              --           35,647           (291)
All other corporate bonds                185,309         (2,426)         17,422            (585)         202,731         (3,011)
                                       ------------------------------------------------------------------------------------------
        TOTAL FIXED MATURITIES          $249,655        $(3,279)        $37,068         $(1,232)        $286,723        $(4,511)
                                       ------------------------------------------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED
STOCKS:
Non-sinking fund preferred
stocks                                    29,961           (457)            140              (3)          30,101           (460)
                                       ------------------------------------------------------------------------------------------
       TOTAL EQUITY SECURITIES          $ 29,961        $  (457)        $   140         $    (3)        $ 30,101        $  (460)
                                       ------------------------------------------------------------------------------------------

The total unrealized loss represents less than 2% of the aggregate fair value of the related securities. Approximately 75% of these securities in an unrealized loss position have been in a continuous loss position for less than twelve months. The total unrealized losses on securities that were in a continuous unrealized loss position for longer than six months but less than 12 months were approximately $2,254, with no security with a book value greater than $1,000 having a market value below 94% of book value.

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other than temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and concluded that there were no additional other than temporary impairments as of December 31, 2004. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the securities in an unrealized loss status are not impaired and intends to hold them until recovery.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At
December 31, 2004, approximately 52.5% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York, Pennsylvania and Florida. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $43 to $12,962 at December 31, 2004. The mortgage loan balance is net of an allowance for losses of $12,820 and $13,287 at December 31, 2004 and 2003, respectively.

The Company had fixed maturities carried at $293,587 and $188,785 at December 31, 2004 and 2003, respectively, on deposit with various governmental authorities as required by law.

SECURITY LENDING

The Company engages in a securities lending program where bonds issued by the United States Government, Government agencies, and U.S. Corporations, are loaned to selected broker/dealers. The company receives cash collateral in an amount that is in excess of the market value of securities loaned. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained as necessary. At December 31, 2004 and 2003, securities with a fair value of $319,227 and $376,234 respectively, were on loan to select brokers and are included in the Company's available for sale investments.
At December 31, 2004 and 2003, collateral with a fair value of $332,276 and $379,898, respectively, is included in the Company's assets with an offsetting liability. The Company had a revision on the classification in the 2003 balance sheet to reflect the collateral held under securities lending.

4. INCOME TAXES

The Company and its subsidiary are subject to U.S. tax and is part of a U.S. consolidated federal income tax return with its parent, Assurant, Inc. Information about current and deferred tax expense follows:

                                                                          Years Ended December 31,
                                                                     ----------------------------------
                                                                      2004         2003          2002
                                                                     ----------------------------------
Current expense:
  Federal                                                            $35,219      $20,400      $ 20,320
  Foreign                                                                494        2,821           485
                                                                     ----------------------------------
                                       TOTAL CURRENT EXPENSE          35,713       23,221        20,805
Deferred expense (benefit):
  Federal                                                             24,712       43,914        23,420
  Foreign                                                               (615)        (522)           --
                                                                     ----------------------------------
                            TOTAL DEFERRED EXPENSE (BENEFIT)          24,097       43,392        23,420
                                                                     ----------------------------------
                                    TOTAL INCOME TAX EXPENSE         $59,810      $66,613      $ 44,225
                                                                     ----------------------------------

International operations of the Company are subject to income taxes imposed by the jurisdiction in which they operate.

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                           December 31,
                                                                     ------------------------
                                                                     2004      2003      2002
                                                                     ------------------------
Federal income tax rate:                                             35.0%     35.0%     35.0%
Reconciling items:
  Dividends received deduction                                       (2.7)     (1.5)     (0.5)
  Permanent nondeductible expenses                                   0.2       0.4       (0.2)
  Adjustment for deferred liabilities                                (0.5)     (0.9)       --
  Change in reserve for prior year taxes                             1.7        --         --
  Goodwill                                                            --       0.5         --
  Other                                                              (0.4)     0.4       (3.8)
                                                                     ------------------------
                                  EFFECTIVE INCOME TAX RATE:         33.3%     33.9%     30.5%
                                                                     ------------------------

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                                          December 31,
                                                                     ----------------------
                                                                       2004          2003
                                                                     ----------------------
Deferred tax assets:
  Policyholder and separate account reserves                         $ 24,044      $ 18,974
  Accrued liabilities                                                  12,631        13,067
  Investment adjustments                                                2,130         1,614
  Deferred acquisition costs                                           17,014        12,606
  Deferred gains on reinsurance                                        73,685        89,252
  Other                                                                    --        12,913
                                                                     ----------------------
                                   GROSS DEFERRED TAX ASSETS          129,504       148,426
                                                                     ----------------------
Deferred tax liabilities:
  Unrealized gains on fixed maturities and equities                    90,245        81,936
  Other Liabilities                                                    18,744        12,241
                                                                     ----------------------
                              GROSS DEFERRED TAX LIABILITIES          108,989        94,177
                                                                     ----------------------
Net deferred income tax asset                                        $ 20,515      $ 54,249
                                                                     ----------------------

Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as 'policyholders' surplus account.' Amounts in this account only become taxable upon the occurrence of certain events. The approximate amount in this account was $12,145 at December 31, 2004 and 2003. The Company anticipates designating dividends in the amount of $12,145 over the next two years to be taken from the policyholders' surplus account. In accordance with the JOBs Act, there will be no federal income tax on these amounts.

At December 31, 2004, the Company and its subsidiaries had capital loss carryforwards for U.S. federal income tax purposes. Capital loss carryforwards total $14,634 and will all expire in 2007 if unused.

5. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5 per share. All the shares are issued and outstanding as of December 31, 2004, 2003, and 2002. All the outstanding shares at December 31, 2004 are owned by Assurant, Inc. (see Note 1). The Company paid dividends of $75,000, $0 and $60,000 at December 31, 2004, 2003 and 2002,
respectively.

The maximum amount of dividends which can be paid by the State of Iowa insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 6).

6. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Iowa Department of Commerce.

The principal differences between statutory accounting principles (SAP) and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; and 7) certain assets are not admitted for purposes of determining surplus under SAP.

The Company's statutory net income and capital and surplus are as follows:

                        Years Ended and at December 31,
                       ---------------------------------
                          2004         2003       2002
                       ---------------------------------
                       (Unaudited)
Statutory Net Income    $123,810     $121,896   $111,378
                       ---------------------------------
Statutory Capital and
Surplus                 $584,177     $560,896   $503,324
                       ---------------------------------

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2004, the Company declared and paid dividends of $75,000, all of which were ordinary. In 2003, the Company declared no dividends. In 2002, the Company declared and paid dividends of $60,000, all of which were ordinary. The Company has the ability, under state regulatory requirements, to dividend up to $120,280 to its parent in 2005 without permission from Iowa regulators.

7. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                               2004             2003
                            ---------------------------
Ceded future policy
 holder benefits and
 expense                    $1,155,253       $1,132,484
Ceded unearned
 premium                        19,336           19,898
Ceded claims and
 benefits payable               43,566           40,459
Ceded paid losses               19,956           17,458
                            ---------------------------
                TOTAL       $1,238,111       $1,210,299
                            ---------------------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                    Years Ended December 31,
                            -------------------------------------------------------------------------
                                           2004                                  2003
                            -----------------------------------   -----------------------------------
                              Long        Short                     Long        Short
                            Duration     Duration      Total      Duration     Duration      Total
                            -------------------------------------------------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATIONS              $ 512,103   $1,367,271   $1,879,374   $ 523,173   $1,293,519   $1,816,692
Premiums assumed               18,383      160,827      179,210      23,335      194,222      217,557
Premiums ceded               (278,496)     (23,768)    (302,264)   (304,638)     (23,930)    (328,568)
                            -------------------------------------------------------------------------
Net earned premiums and
other considerations        $ 251,990   $1,504,330   $1,756,320   $ 241,870   $1,463,811   $1,705,681
                            -------------------------------------------------------------------------
GROSS POLICYHOLDER
BENEFITS                    $ 771,003   $  935,634   $1,706,637   $ 843,127   $  869,393   $1,712,520
Benefits assumed               43,067      151,705      194,772      48,478      173,261      221,739
Benefits ceded               (545,646)      (3,761)    (549,407)   (635,745)     (13,791)    (649,536)
                            -------------------------------------------------------------------------
Net policyholder benefits   $ 268,424   $1,083,578   $1,352,002   $ 255,860   $1,028,863   $1,284,723
                            -------------------------------------------------------------------------

                                 Years Ended December 31,
                            -----------------------------------
                                           2002
                            -----------------------------------
                              Long        Short
                            Duration     Duration      Total
                            -----------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATIONS              $ 630,036   $1,185,372   $1,815,408
Premiums assumed               30,431      249,311      279,742
Premiums ceded               (384,547)     (24,239)    (408,786)
                            -----------------------------------
Net earned premiums and
other considerations        $ 275,920   $1,410,444   $1,686,364
                            -----------------------------------
GROSS POLICYHOLDER
BENEFITS                    $ 960,342   $  860,953   $1,821,295
Benefits assumed               49,893      187,781      237,674
Benefits ceded               (741,424)     (12,780)    (754,204)
                            -----------------------------------
Net policyholder benefits   $ 268,811   $1,035,954   $1,304,765
                            -----------------------------------

The Company had $108,097 and $112,027 of assets held in trusts as of December 31, 2004 and 2003, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurance partners for the sharing of risks.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses. Assets backing ceded liabilities related to this business are held in trust for the benefit of the Company and the separate accounts relating to FFG are still reflected as separate accounts in the Company's balance sheet.

In 2001, the Company entered into a reinsurance agreement with the Hartford for the sale of its FFG division. The reinsurance recoverable from the Hartford was $870,764 and $890,592 as of December 31, 2004 and 2003, respectively. The Company would be responsible to administer this business in the event of a default by the reinsurer. In addition, under the reinsurance agreement, the Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If the Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Company divested its LTC operations to John Hancock. Reinsurance recoverable from John Hancock was $290,993 and $239,621 as of December 31, 2004 and 2003, respectively.

8. RESERVES
The following table provides reserve information by major lines of business as of:

                                            December 31, 2004                       December 31, 2003
                                  -------------------------------------   -------------------------------------
                                  Future Policy              Claims and   Future Policy              Claims and
                                  Benefits and    Unearned    Benefits    Benefits and    Unearned    Benefits
                                    Expenses      Premiums    Payable       Expenses      Premiums    Payable
                                  -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
Pre-funded funeral life
  insurance policies and
  investment-type annuity
  contracts                        $1,614,342     $ 1,984    $    6,628    $1,471,865     $ 2,042    $    5,792
Life insurance no longer offered      297,082         731           933       304,773         715         1,788
FFG and LTC disposed businesses     1,112,101      19,087        30,568     1,088,799      19,257        22,159
All other                               4,505         122         2,430         3,887         521         3,819
SHORT DURATION CONTRACTS:
Group term life                            --       8,995       369,435            --      12,375       368,873
Group disability                           --       3,714     1,378,853            --       3,830     1,313,014
Medical                                    --       8,437        43,967            --      11,219        38,108
Dental                                     --       3,088        31,794            --          --        34,881
Other                                      --          70        20,000            --          43        22,413
                                  -----------------------------------------------------------------------------
                           TOTAL   $3,028,030     $46,228    $1,884,608    $2,869,324     $50,002    $1,810,847
                                  -----------------------------------------------------------------------------

The Company's short duration group disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2004 and 2003 liabilities include $1,367,434 and $1,301,790, respectively of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2004 and 2003 are $432,483 and $419,983, respectively.

9. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the consolidated balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

Cash, cash equivalents and short-term investments: the carrying amount reported approximates fair value because of the short maturity of the instruments.

Fixed maturity securities: the fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Equity securities: fair value of equity securities and non-sinking fund preferred stocks is based upon quoted market prices.

Commercial mortgage loans and policy loans: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans are reported in the balance sheets at amortized cost, which approximates fair value.

Other investments: the fair values of joint ventures are calculated based on fair market value appraisals. The carrying amounts of the remaining other investments approximate fair value.

Policy reserves under investment products: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

Collateral and obligations under securities lending: the fair values of securities lending assets and liabilities are based on quoted market prices.

Separate account assets and liabilities: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

Other assets: a derivative instrument, the CPI CAP, is recorded in other assets. The fair value of this derivative is based upon quoted market prices.

                                                          December 31, 2004             December 31, 2003
                                                     ---------------------------   ---------------------------
                                                     Carrying Value   Fair Value   Carrying Value   Fair Value
                                                     ---------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents                              $   43,362     $   43,362     $   29,176     $   29,176
Fixed maturities                                        3,604,365      3,604,365      3,452,299      3,452,299
Equity securities                                         248,722        248,722        208,149        208,149
Commercial mortgage loans on real estate                  695,921        779,111        634,615        694,890
Policy loans                                                9,956          9,956         10,678         10,678
Short-term investments                                     47,989         47,989         71,057         71,057
Collateral held under securities lending                  332,276        332,276        379,898        379,898
Other investments                                          45,171         45,171         51,831         51,831
Other assets                                                9,850          9,850          8,800          8,800
Assets held in separate accounts                        3,435,089      3,435,089      3,516,070      3,516,070
FINANCIAL LIABILITIES
Policy reserves under investment products
(Individual and group annuities, subject to
discretionary withdrawal)                              $  595,799     $  588,190     $  564,540     $  556,524
Obligations under securities lending                      332,276        332,276        379,898        379,898
Liabilities related to separate accounts                3,435,089      3,435,089      3,516,070      3,516,070

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

10. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is an indirect wholly-owned subsidiary of Assurant, Inc., which sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. Assurant's pension plan funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to approximately $9,523, $6,329 and $3,640 for 2004, 2003 and 2002,
respectively.

The Company participates in a contributory profit sharing plan, sponsored by Assurant, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $4,902, $5,214 and $5,344 for 2004, 2003 and 2002,
respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Assurant. Health care benefits, either through a Assurant sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.

There were no net postretirement benefit costs allocated to the Company for the years ended December 31, 2004, 2003 and 2002. The Company made contributions to the postretirement benefit plans of approximately $4,024, $1,961 and $2,275 in 2004, 2003 and 2002, respectively, as claims were incurred. During 2004, 2003 and 2002 the Company incurred expenses related to retirement benefits of $4,356, $2,247 and $1,223, respectively.

12. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                                                       December 31,
                                                              ------------------------------
                                                                2004       2003       2002
                                                              ------------------------------
Beginning Balance                                             $103,606   $ 77,737   $ 47,093
Costs deferred                                                  78,106     74,048     73,616
Amortization                                                   (68,508)   (52,630)   (43,033)
Foreign currency translation                                     2,856      4,451         61
                                                              ------------------------------
                                              ENDING BALANCE  $116,060   $103,606   $ 77,737
                                                              ------------------------------

13. GOODWILL AND VALUE OF BUSINESS ACQUIRED

Information about goodwill and value of business acquired (VOBA) follows:

                                            Goodwill for the Year Ended       VOBA for the Year Ended
                                                    December 31,                   December 31,
                                           ------------------------------   ---------------------------
                                             2004       2003       2002      2004      2003      2002
                                           ------------------------------------------------------------
Beginning Balance                          $156,985   $156,006   $147,972   $45,710   $52,643   $61,312
Amortization, net of interest accrued            --         --         --    (6,503)   (7,466)   (8,694)
Foreign Currency Translation and Other         (881)       979      8,034       206       533        25
                                           ------------------------------------------------------------
                           ENDING BALANCE  $156,104   $156,985   $156,006   $39,413   $45,710   $52,643
                                           ------------------------------------------------------------

As of December 31, 2004, the majority of the outstanding balance of VOBA is in the Company's PreNeed segment. VOBA in this segment assumes an interest rate ranging from 6.5% to 7.5%.

At December 31, 2004 the estimated amortization of VOBA for the next five years is as follows:

Year                               Amount
----                               ------
2005                               5,240
2006                               4,479
2007                               3,787
2008                               2,993
2009                               2,219

14. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                      Foreign Currency                      Accumulated Other
                                                        Translation      Unrealized Gains     Comprehensive
                                                         Adjustment       on Securities          Income
                                                      -------------------------------------------------------
Balance at December 31, 2001                              $   657            $ 27,757           $ 28,414
Activity in 2002                                           (1,913)             74,696             72,783
                                                      -------------------------------------------------------
Balance at December 31, 2002                               (1,256)            102,453            101,197
Activity in 2003                                            5,189              50,016             55,205
                                                      -------------------------------------------------------
Balance at December 31, 2003                                3,933             152,469            156,402
Activity in 2004                                            2,784              13,489             16,273
                                                      -------------------------------------------------------
Balance at December 31, 2004                              $ 6,717            $165,958           $172,675
                                                      -------------------------------------------------------

15. RELATED PARTY TRANSACTIONS

The Company receives various services from Assurant and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to Assurant, Inc. for these services for years ended December 31, 2004, 2003 and 2002, were $18,735, $15,518 and $15,406, respectively. Information technology expenses were $11,725, $11,048 and $8,711 for years ended December 31, 2004, 2003 and 2002, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

The Company assumes pre-funded funeral business from its affiliate, United Family Life Insurance Company (UFL). The Company has assumed premium from UFL of

$15,136, $19,332 and $25,048 in 2004, 2003 and 2002, respectively. The Company assumed $600,447 and $632,716 of reserves in 2004 and 2003, respectively, from UFL.

The Company assumes group disability business from its affiliate, First Fortis Life Insurance Company (First Fortis). The Company has assumed $6,526, $5,847 and $6,705 of premium from First Fortis in 2004, 2003 and 2002, respectively. The Company has assumed $23,533 and $22,096 of reserves in 2004 and 2003, respectively, from First Fortis.

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2004, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2005                                         9,741
2006                                         8,154
2007                                         6,621
2008                                         5,619
2009                                         4,235
Thereafter                                   7,715
                                          --------
     TOTAL MINIMUM FUTURE LEASE PAYMENTS  $ 42,085
                                          --------

Rent expense was $11,147, $10,373 and $10,262 for 2004, 2003 and 2002
respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                    PART C

                                OTHER INFORMATION

Item 26. Exhibits

         (a) Resolution of the Board of Directors of Fortis Benefits Insurance Company ("Fortis") authorizing the establishment of the Separate Account.(1)

         (b)  Not Applicable.

         (c)  Principal Underwriter and Servicing Agreement.(1)

         (d)  Form of Variable Life Insurance Policy.(2)

         (e)  Form of Application for Variable Life Insurance Policy.(1)

         (f) Restated Articles of Incorporation of Fortis(3) and Restated Bylaws of Fortis(3)

         (g)  Form of Reinsurance Contract.(3)

         (h)  Form of Participation Agreement.(3)

         (i)  Not Applicable.

         (j)  Not Applicable.

         (k) Opinion and consent of Douglas R. Lowe, corporate counsel of Fortis Benefits Insurance Company.

         (l)  Not Applicable.

         (m)  Not Applicable.

         (n)  (1) Consent of PricewaterhouseCoopers LLP.

              (2) Consent of Deloitte & Touche LLP.

         (o)  No financial statement will be omitted.

         (p)  Not Applicable.

         (q)  Memorandum describing transfer and redemption procedures.(4)

         (r)  Copy of Power of Attorney.

--------

(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243 filed with the Commission on April 22, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement File No. 33-28551 filed with the Commission on April 29, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(4) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement File No. 33-65243 filed with the Commission on May 29, 1996.

Item 27.  Officers and Directors.

----------------------------------------------------------------------------------------------------
NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
----------------------------------------------------------------------------------------------------
Robert Brian Pollock (1)                     President and Chief Executive Officer

Michael John Peninger (2)                    Executive Vice President (President - Group
                                             Nonmedical), Director

J. Kerry Clayton (1)                         Chairman of the Board, Director

Alan W. Feagin (3)                           Executive Vice President, Director

Lesley G. Silvester (1)                      Director

Ranell M. Jacobson (4)                       Treasurer

(1)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address: 2323 Grand Boulevard, Kansas City, MO 64108.

(3)  Address: 10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328

(4)  Address: 576 Bielenberg Drive, Woodbury, MN 55125

Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, File No. 33-65243, filed on April 29, 2005.

Item 29: Indemnification

         Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

         There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

         (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

         First Fortis Life Insurance Company - Separate Account A
         Fortis Benefits Insurance Company - Variable Account C
         Fortis Benefits Insurance Company - Variable Account D

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS                 TITLE
         -----------------------------------                 -----
         Richard Fergesen*                                   Chief Financial Officer, Assistant Treasurer and
                                                             Financial Principal
         Walter R. White*                                    Chief Operating Officer, Director
         Brian Murphy*                                       President and Chief Executive Officer, Director
         Mark Cadalbert*                                     Chief Compliance Officer
         Sarah J. Harding*                                   Assistant Secretary
         John C. Walters**                                   Director
         Richard G. Costello***                              Assistant Secretary

---------

*    Address: 500 Bielenberg Drive, Woodbury, MN 55125
**   Address: 200 Hopmeadow Street, Simsbury, CT 06089
***  Address: Hartford Plaza, Hartford, CT 06115

         (c) None.

Item 31. Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Fortis Benefits Insurance Company:                        576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

Item 32. Management Services

         Effective April 1, 2001, Fortis contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the general account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Fortis.

Item 33. Representation of Reasonableness of Fees

         Fortis hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Fortis.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of April, 2005.

FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT C
(Registrant)

By: Robert B. Pollock                             *By: /s/ Jerry K. Scheinfeldt
    ----------------------------------                 ------------------------
    Robert B. Pollock, President*                          Jerry K. Scheinfeldt
                                                           Attorney-In-Fact

FORTIS BENEFITS LIFE INSURANCE COMPANY
(Depositor)

By: Robert B. Pollock
    ----------------------------------
    Robert B. Pollock, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

J. Kerry Clayton
    Chairman of the Board, Director*
Alan W. Feagin
    Director*
Robert Brian Pollock                              *By: /s/ Jerry K. Scheinfeldt
    President and Director                             ------------------------
    Chief Executive Officer*                               Jerry K. Scheinfeldt
Michael John Peninger                                      Attorney-in-Fact
    Director*
Ranell M. Jacobson                                 Date:  April 29, 2005
    Treasurer, Principal Accounting
    Officer, and Principal Financial Officer*
Lesley G. Silvester
    Director*



33-28551

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Douglas R. Lowe, Esq., Corporate Counsel of Fortis Benefits Insurance Company.

1.2      Consent of PricewaterhouseCoopers LLP.

1.3      Consent of Deloitte & Touche LLP.

1.4      Copy of Power of Attorney.